Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
April 30, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 13.13%
ACC Trust, Series 2022-1, Class D, 6.650%, 10/20/2028 (a)	$1,500,000	$1,425,631
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/17/2026 (a)	4,500,000	4,057,506
Affirm Asset Securitization Trust, Series 2021-B, Class E, 4.610%, 8/17/2026 (a)	2,900,000	2,567,306
American Credit Acceptance Receivables Trust, Series 2021-1, Class F, 4.010%, 11/15/2027 (a)	650,000	628,235
American Credit Acceptance Receivables Trust, Series 2021-4, Class E, 3.120%, 2/14/2028 (a)	1,000,000	869,488
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.870%, 11/13/2028 (a)	1,540,000	1,264,971
Aqua Finance Trust, Series 2021-A, Class C, 3.140%, 7/17/2046 (a)	1,700,000	1,383,717
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.380%, 9/17/2029 (a)	500,000	439,541
Avant Credit Card Master Trust, Series 2021-1A, Class C, 2.160%, 4/15/2027 (a)	2,500,000	2,312,705
Avant Loans Funding Trust, Series 2021-REV1, Class B, 1.640%, 7/15/2030 (a)	1,793,000	1,710,068
Avid Automobile Receivables Trust, Series 2021-1, Class D, 1.990%, 4/17/2028 (a)	1,570,000	1,448,322
Avis Budget Rental Car Funding LLC, Series 2019-2A, Class D, 3.040%, 9/20/2025 (a)	4,500,000	4,159,494
Avis Budget Rental Car Funding LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026 (a)	4,500,000	3,957,331
BHG Securitization Trust, Series 2021-B, Class D, 3.170%, 10/17/2034 (a)	1,170,000	918,984
CAL Receivables LLC, Series 2022-1, Class B, 9.100% (SOFR30A + 4.350%), 10/15/2026 (a)(b)	9,580,000	9,275,097
Carvana Auto Receivables Trust, Series 2021-N1, Class F, 4.550%, 1/10/2028 (a)	2,500,000	2,215,762
Carvana Auto Receivables Trust, Series 2021-N2, Class E, 2.900%, 3/10/2028 (a)(c)	30,900,000	26,750,161
Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.020%, 5/10/2028	5,000,000	4,331,285
Carvana Auto Receivables Trust, Series 2021-N3, Class E, 3.160%, 6/12/2028 (a)	7,310,000	6,126,277
Carvana Auto Receivables Trust, Series 2021-N4, Class E, 4.530%, 9/10/2028 (a)	6,870,000	5,869,831
Carvana Auto Receivables Trust, Series 2022-N1, Class E, 6.010%, 12/10/2028 (a)	1,650,000	1,459,394
Carvana Auto Receivables Trust, Series 2022-P2, Class D, 6.280%, 5/10/2029	1,300,000	1,306,009
Chase Auto Credit Linked Notes, Series 2021-2, Class E, 2.280%, 12/25/2028 (a)	405,431	393,985
Conn's Receivables Funding LLC, Series 2022-A, Class B, 9.520%, 12/15/2026 (a)	500,000	500,607
Consumer Loan Underlying Bond Credit Trust, Series 2017-P2, Class CL1, 0.000%, 1/15/2024 (a)(d)	125,000	8,867
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	3,700,000	3,474,389
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	1,500,000	1,432,778
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class B, 3.660%, 12/15/2028 (a)	2,300,000	2,071,431
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class C, 5.750%, 12/15/2028 (a)	1,700,000	1,439,977
CPS Auto Receivables Trust, Series 2021-B, Class E, 3.410%, 6/15/2028 (a)	7,750,000	7,072,751
CPS Auto Receivables Trust, Series 2022-A, Class E, 4.880%, 4/16/2029 (a)	5,400,000	4,640,096
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.440%, 4/16/2029 (a)	1,000,000	1,002,278
DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028 (a)	700,000	685,751
DT Auto Owner Trust, Series 2021-4A, Class E, 3.340%, 7/17/2028 (a)	3,000,000	2,444,256
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	5,250,000	4,340,805
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.020%, 1/17/2028 (a)	5,750,000	4,846,359
Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.020%, 10/15/2029 (a)	2,000,000	1,690,536
Exeter Automobile Receivables Trust, Series 2022-4A, Class E, 8.230%, 3/15/2030 (a)	1,200,000	1,068,852
Fat Brands Fazoli's Native LLC, Series 2021-1, Class A2, 6.000%, 7/25/2051 (a)	2,000,000	1,779,116
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.350%, 4/15/2027 (a)	1,000,000	847,122
First Investors Auto Owner Trust, Series 2022-1A, Class E, 5.410%, 6/15/2029 (a)	1,750,000	1,483,613
Flagship Credit Auto Trust, Series 2020-1, Class E, 3.520%, 6/15/2027 (a)	839,000	724,839
Flagship Credit Auto Trust, Series 2020-4, Class E, 3.840%, 7/17/2028 (a)(c)	10,700,000	9,983,838
Flagship Credit Auto Trust, Series 2021-2, Class E, 3.160%, 9/15/2028 (a)	4,100,000	3,444,705
Flagship Credit Auto Trust, Series 2021-4, Class E, 4.030%, 3/15/2029 (a)	4,000,000	3,288,700
Flagship Credit Auto Trust, Series 2022-1, Class E, 5.370%, 6/15/2029 (a)	1,500,000	1,246,335
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	1,329,650	1,208,874
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	5,000,000	4,368,190
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	1,740,000	1,623,008
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class E, 2.980%, 4/15/2027 (a)	5,105,000	4,625,977
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,250,000	1,234,321
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class E, 3.350%, 10/15/2027 (a)	2,500,000	2,189,485
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class F, 4.190%, 2/15/2029 (a)	900,000	748,093
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class E, 4.690%, 8/15/2029 (a)	4,500,000	3,952,093
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.090%, 10/15/2029 (a)	1,300,000	1,314,152
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030 (a)	2,380,000	2,376,544
FREED ABS Trust, Series 2022-3FP, Class D, 7.360%, 8/20/2029 (a)	500,000	507,441
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class E, 2.870%, 5/15/2028 (a)	2,000,000	1,808,574
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.200%, 10/16/2028 (a)	7,500,000	6,562,140
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E, 4.430%, 10/16/2028 (a)	5,000,000	4,276,440
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	2,621,000	2,344,558
Goldman Home Improvement Trust, Series 2021-GRN2, Class C, 2.770%, 6/26/2051 (a)	9,644,000	8,647,032
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	3,834,487	3,485,560
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	1,191,053	964,534
Harvest SBA Loan Trust, Series 2018-1, Class A, 7.095% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(b)	623,989	615,947
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	2,341,748	1,971,824
Hertz Vehicle Financing LLC, Series 2021-1A, Class D, 3.980%, 12/25/2025 (a)(c)	18,000,000	16,633,242
Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026 (a)	3,800,000	3,632,906
Hertz Vehicle Financing LP, Series 2021-2A, Class D, 4.340%, 12/25/2027 (a)	4,185,000	3,582,745
JP Morgan Chase Bank, Series 2020-1, Class E, 3.715%, 1/25/2028 (a)	70,447	69,830
LAD Auto Receivables Trust, Series 2023-1A, Class D, 7.300%, 6/17/2030 (a)	400,000	403,671
LendingClub Receivables Trust, Series 2019-7, Class R2, 0.000%, 1/15/2027 (a)(d)	1,779,730	292,237
LendingClub Receivables Trust, Series 2019-7, Class R1, 0.000%, 1/15/2027 (a)(d)	8,702,377	1,428,955
LendingClub Receivables Trust, Series 2019-1, Class CERT, 0.000%, 7/17/2045 (a)	932,340	4,654,791
Lendingpoint Asset Securitization Trust, Series 2022-A, Class E, 7.020%, 6/15/2029 (a)(d)	3,320,000	1,507,732
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C, 8.450%, 10/15/2029 (a)	1,800,000	1,531,784
LendingPoint Asset Securitization Trust, Series 2021-B, Class C, 3.210%, 2/15/2029 (a)	2,000,000	1,862,922
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.000%, 5/15/2028 (a)(d)	1,576,000	716,092
LP LMS Asset Securitization Trust, Series 2023-1A, Class B, 7.484%, 10/17/2033 (a)	800,000	760,968
Marlette Funding Trust, Series 2022-2A, Class D, 7.500%, 8/15/2032 (a)	500,000	502,107
Marlette Funding Trust, Series 2022-3A, Class D, 7.800%, 11/15/2032 (a)	1,000,000	985,350
Marlette Funding Trust, Series 2023-2A, Class D, 7.920%, 6/15/2033 (a)(e)	2,500,000	2,531,292
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(f)	1,160,009	1,003,285
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	1,001,905	809,319
Newtek Small Business Loan Trust, Series 2018-1, Class B, 8.750% (PRIME + 0.750%), 2/25/2044 (a)(b)	1,002,411	1,006,317
Pagaya AI Debt Selection Trust, Series 2021-1, Class C, 4.090%, 11/15/2027 (a)	8,596,456	7,663,105
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	1,136,798	1,082,757
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.270%, 5/15/2029 (a)	3,299,820	2,939,124
Pagaya AI Debt Selection Trust, Series 2021-5, Class C, 3.930%, 8/15/2029 (a)	2,399,717	2,071,957
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)(c)	6,999,074	6,467,551
Pagaya AI Debt Selection Trust, Series 2022-1, Class C, 4.888%, 10/15/2029 (a)	7,099,061	6,177,688
Pagaya AI Debt Selection Trust, Series 2022-3, Class B, 8.050%, 3/15/2030 (a)	1,199,884	1,196,503
Pagaya AI Debt Selection Trust, Series 2022-5, Class B, 10.310%, 6/17/2030 (a)	1,400,000	1,458,761
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	1,600,000	1,613,694
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	1,200,000	1,205,812
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/17/2032 (a)	918,431	902,223
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032 (a)	1,578,062	1,590,177
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D, 8.197%, 12/15/2032 (a)	1,162,782	1,175,025
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.280%, 3/15/2027 (a)	1,750,000	1,599,780
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F, 5.790%, 8/15/2028 (a)	500,000	432,609
Saluda Grade Fund Trust, Series 2022-SG2, Class A, 5.000%, 5/15/2052 (a)	15,000,000	14,553,240
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	2,650,000	2,632,658
Stone Street Receivables Funding LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	625,589	541,948
Theorem Funding Trust, Series 2022-2A, Class B, 9.270%, 12/15/2028 (a)	3,700,000	3,822,252
TH MSR Issuer Trust, Series 2019-FT1, Class A, 7.645% (1 Month LIBOR USD + 2.800%), 6/25/2024 (a)(b)	2,000,000	1,852,592
Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.450%, 6/15/2028 (a)	1,000,000	1,004,311
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	2,520,000	2,425,049
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	5,000,000	4,666,320
United Auto Credit Securitization Trust, Series 2021-1, Class F, 4.300%, 9/10/2027 (a)	1,035,000	987,373
Upgrade Master Pass-Thru Trust, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	160,105	159,649
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 4.971%, 5/15/2027 (a)(g)	6,368,065	5,653,332
Upstart Pass-Through Trust, Series 2020-ST4, Class CERT, 0.000%, 11/20/2026 (a)(d)	3,500,000	762,800
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT, 0.000%, 7/20/2027 (a)(d)	1,475,000	428,042
Upstart Pass-Through Trust, Series 2021-ST6, Class CERT, 0.000%, 8/20/2027 (a)(d)	5,450,000	1,570,970
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT, 0.000%, 9/20/2029 (a)(d)	1,500,000	633,158
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT, 0.000%, 10/20/2029 (a)(d)	2,370,000	803,931
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	1,975,695	1,905,563
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT, 0.000%, 11/20/2029 (a)(d)	1,629,000	458,686
Upstart Pass-Through Trust, Series 2022-ST1, Class CERT, 0.000%, 3/20/2030 (a)(d)	2,400,000	822,120
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT, 0.000%, 4/20/2030 (a)(d)	1,500,000	506,269
Upstart Securitization Trust, Series 2019-1, Class CERT, 0.000%, 4/20/2026 (a)	20,143	1,335,492
Upstart Securitization Trust, Series 2019-3, Class CERT, 0.000%, 1/21/2030 (a)(h)	17,192	1,570,920
Upstart Securitization Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	3,600,000	3,407,130
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	5,500,000	5,035,135
Upstart Securitization Trust, Series 2021-3, Class C, 3.280%, 7/20/2031 (a)(c)	15,276,000	13,822,932
Upstart Securitization Trust, Series 2021-4, Class C, 3.190%, 9/20/2031 (a)	5,250,000	4,452,803
Upstart Securitization Trust, Series 2021-5, Class C, 4.150%, 11/20/2031 (a)	9,400,000	8,281,870
Upstart Securitization Trust, Series 2022-1, Class C, 5.710%, 3/20/2032 (a)	1,800,000	1,419,885
Upstart Securitization Trust, Series 2022-2, Class C, 8.430%, 5/20/2032 (a)	1,500,000	1,469,010
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	800,000	793,907
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	1,300,000	1,285,569
US Auto Funding Trust, Series 2022-1A, Class D, 9.140%, 7/15/2027 (a)	1,000,000	967,783
Veros Auto Receivables Trust, Series 2022-1, Class D, 7.230%, 7/16/2029 (a)	500,000	467,088
Veros Automobile Receivables Trust, Series 2020-1, Class D, 5.640%, 2/15/2027 (a)	6,755,000	6,749,772
Westlake Automobile Receivables Trust, Series 2021-1A, Class F, 3.910%, 9/15/2027 (a)	4,000,000	3,368,076
Westlake Automobile Receivables Trust, Series 2021-3A, Class F, 4.250%, 6/15/2028 (a)	3,000,000	2,552,376
Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028 (a)	1,500,000	1,520,138
TOTAL ASSET-BACKED SECURITIES (Cost ― $446,157,089)		$385,396,348

Collateralized Debt Obligations ― 0.10%
Anchorage Credit Funding Ltd., Series 2020-11A, Class E, 7.050%, 4/25/2038 (a)	3,500,000	2,867,032
TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost ― $3,407,344)		$2,867,032

Collateralized Loan Obligations ― 3.68%
Allegro CLO Ltd., Series 2014-1RX, Class SUB, 13.000%, 10/21/2028 (d)(g)(i)	4,000,000	160,000
ALM CLO Ltd., Series 2020-1A, Class SUB, 0.000%, 10/15/2029 (a)(d)(g)	6,000,000	2,400,000
Ares CLO Ltd., Series 2020-58A, Class BR, 6.836% (TSFR3M + 1.850%), 1/16/2035 (a)(b)	5,000,000	4,782,485
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.548% (TSFR3M + 2.500%), 1/21/2031 (a)(b)	4,705,990	4,717,134
Barings CLO Ltd, Series 2018-4A, Class D, 8.160% (3 Month LIBOR USD + 2.900%), 10/15/2030 (a)(b)	2,750,000	2,583,086
Barings CLO Ltd., Series 2015-2A, Class DR, 8.200% (3 Month LIBOR USD + 2.950%), 10/21/2030 (a)(b)	1,250,000	1,143,494
Barings CLO Ltd., Series 2019-3A, Class ER, 11.950% (3 Month LIBOR USD + 6.700%), 4/21/2031 (a)(b)	3,000,000	2,668,317
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (d)(g)	1,500,000	1,203,790
Blackrock MT Hood CLO LLC, Series 2023-1A, Class VDN, 0.000%, 4/20/2035 (a)(d)(e)(g)	2,000,000	916,000
Carlyle CLO Ltd., Series 2017-3A, Class SUB, 0.000%, 7/20/2029 (a)(d)(g)	5,525,000	690,625
CBAM Ltd., Series 2018-6A, Class B1R, 7.348% (TSFR3M + 2.362%), 1/15/2031 (a)(b)	5,000,000	4,865,255
CIFC Funding Ltd., Series 2015-2X, Class INC, 0.000%, 4/15/2030 (d)(g)(i)(j)	5,000,000	50,000
East West Investment Management CLO Ltd., Series 2019-FAL, Class D, 9.960% (3 Month LIBOR USD + 4.710%), 1/20/2033 (a)(b)	5,000,000	4,823,800
Eaton Vance CLO Ltd., Series 2019-1A, Class SUB, 0.000%, 4/15/2031 (a)(d)(g)	5,000,000	2,750,000
Garrison Funding Ltd., Series 2018-2RA, Class BR, 8.085% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(b)	4,500,000	4,361,620
Golub Capital Partners CLO Ltd., Series 2017-34A, Class B1R, 7.406% (3 Month LIBOR USD + 2.600%), 3/14/2031 (a)(b)	1,550,000	1,528,715
ICG US CLO Ltd., Series 2021-1A, Class E, 11.590% (3 Month LIBOR USD + 6.330%), 4/17/2034 (a)(b)	2,000,000	1,780,068
Jay Park CLO Ltd., Series 2016-1X, Class SUB, 0.000%, 10/20/2027 (d)(g)(i)	4,000,000	960,000
LJV MM CLO LLC, Series 2022-1A, Class A1, 6.893% (TSFR3M + 1.850%), 4/28/2034 (a)(b)	5,000,000	4,926,030
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.010% (3 Month LIBOR USD + 0.750%), 4/16/2029 (a)(b)	4,037,263	3,999,277
Madison Park Funding Ltd., Series 2014-13A, Class BR2, 6.765% (3 Month LIBOR USD + 1.500%), 4/19/2030 (a)(b)	4,200,000	4,144,220
Magnetite Ltd., Series 2015-14RA, Class B, 6.862% (3 Month LIBOR USD + 1.600%), 10/20/2031 (a)(b)	7,710,000	7,573,687
MCF CLO LLC, Series 2017-3A, Class ER, 14.400% (3 Month LIBOR USD + 9.150%), 7/20/2033 (a)(b)(d)	3,000,000	2,878,815
Monroe Capital MML CLO Ltd., Series 2018-2A, Class E, 12.159% (3 Month LIBOR USD + 7.250%), 11/22/2030 (a)(b)(d)	4,080,000	3,840,737
Monroe Capital MML CLO Ltd., Series 2019-2A, Class D, 10.273% (3 Month LIBOR USD + 5.000%), 10/22/2031 (a)(b)	700,000	661,319
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 13.455% (3 Month LIBOR USD + 8.540%), 5/20/2033 (a)(b)(d)	3,000,000	2,763,762
Monroe Capital MML CLO Ltd., Series 2019-1A, Class ER, 13.269% (3 Month LIBOR USD + 8.360%), 11/22/2033 (a)(b)(d)	4,440,000	3,937,987
Northwoods Capital Ltd., Series 2018-17A, Class SUB, 0.000%, 4/22/2031 (a)(d)(g)	2,650,000	1,007,000
Saranac CLO Ltd., Series 2020-8A, Class E, 13.035% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(b)	5,250,000	4,346,323
Sound Point CLO Ltd., Series 2013-1A, Class A3R, 7.118% (3 Month LIBOR USD + 1.850%), 1/27/2031 (a)(b)	2,400,000	2,209,267
Sound Point CLO Ltd., Series 2014-1RA, Class E, 11.362% (3 Month LIBOR USD + 6.100%), 7/18/2031 (a)(b)	4,500,000	3,217,532
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 6.766% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(b)(k)	17,756,577	16,573,296
Strata CLO Ltd., Series 2021-1A, Class SUB, 0.000%, 10/20/2033 (a)(d)(g)	3,000,000	1,470,000
THL Credit Wind River CLO Ltd., Series 2019-3A, Class E2R, 12.010% (3 Month LIBOR USD + 6.750%), 7/15/2031 (a)(b)	1,500,000	1,334,859
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 10/20/2027 (a)(d)(g)	4,900,000	784,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $127,252,047)		$108,052,500

Commercial Mortgage-Backed Securities ― 2.67%
Capital Funding Mortgage Trust, Series 2020-9, Class B, 19.748% (1 Month LIBOR USD + 14.900%), 11/19/2023 (a)(b)	4,607,500	4,556,269
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 9.123% (1 Month LIBOR USD + 4.175%), 7/15/2031 (a)(b)	500,000	82,352
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 6.398% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(b)(k)	3,500,000	3,112,414
Med Trust, Series 2021-MDLN, Class F, 8.948% (1 Month LIBOR USD + 4.000%), 11/15/2038 (a)(b)	3,489,633	3,242,476
Med Trust, Series 2021-MDLN, Class G, 10.198% (1 Month LIBOR USD + 5.250%), 11/15/2038 (a)(b)	2,148,617	1,975,067
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.290%, 2/16/2046 (a)(d)(g)	1,000,000	63,242
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(g)	4,738,429	4,627,332
X-Caliber Funding LLC, Series 2021-GA5, Class B1, 11.927% (TSFR1M + 7.120%), 6/15/2023 (a)(b)	1,025,000	1,005,191
X-Caliber Funding LLC, 7.000%, 9/30/2023 (a)	3,621,300	3,638,910
X-Caliber Funding LLC, 7.552% (TSFR1M + 2.750%), 3/15/2024 (a)(b)	4,532,394	4,445,159
X-Caliber Funding LLC, 12.090% (TSFR1M + 7.750%), 3/15/2024 (a)(b)	849,824	819,905
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)	300,000	279,682
X-Caliber Funding LLC, 11.000%, 10/15/2024 (a)	4,000,000	3,698,492
X-Caliber Funding LLC, 11.348% (1 Month LIBOR USD + 6.500%), 11/6/2024 (a)(b)	1,628,000	1,623,814
X-Caliber Funding LLC, Series 2021-7, Class B2, 0.000%, 1/6/2026 (a)	1,788,000	1,770,989
X-Caliber Funding LLC, Series 2021-CT6, Class B2, 5.250%, 1/6/2026 (a)	2,180,000	2,156,476
X-Caliber Funding LLC, Series 2021-CT6, Class B1, 10.848% (1 Month LIBOR USD + 6.000%), 1/6/2026 (a)(b)	9,375,000	8,832,497
X-Caliber Funding LLC, Series 2021-7, Class A, 7.848% (1 Month LIBOR USD + 3.000%), 1/15/2026 (a)(b)	3,950,000	3,822,336
X-Caliber Funding LLC, Series 2021-7, Class B1, 10.848% (1 Month LIBOR USD + 6.000%), 1/15/2026 (a)(b)	165,000	155,456
X-Caliber Mortgage Trust, Series 2020-5, Class A, 8.177% (TSFR1M + 3.370%), 10/16/2023 (a)(b)	3,000,000	2,924,667
X-Caliber Mortgage Trust, Series 2020-5, Class B1, 13.177% (TSFR1M + 8.370%), 10/16/2023 (a)(b)	7,000,000	6,671,889
X-Caliber Mortgage Trust, Series 2019-1, Class B1, 20.488% (1 Month LIBOR USD + 15.640%), 11/6/2023 (a)(b)	5,129,931	5,024,116
X-Caliber Mortgage Trust, Series 2020-1, Class B1, 12.348% (1 Month LIBOR USD + 7.500%), 2/6/2024 (a)(b)	1,995,666	1,941,727
X-Caliber Mortgage Trust, Series 2020-2, Class B1, 12.348% (1 Month LIBOR USD + 7.500%), 3/6/2024 (a)(b)	6,765,846	6,713,821
X-Caliber Mortgage Trust, Series 2021-9, Class B1, 12.927% (TSFR1M + 8.120%), 3/15/2024 (a)(b)	1,215,000	1,185,762
X-Caliber Mortgage Trust, Series 2021-WY4, Class B1, 12.927% (TSFR1M + 8.120%), 5/6/2024 (a)(b)	2,020,000	1,962,725
X-Caliber Mortgage Trust, Series 2021-10, Class B1, 12.927% (TSFR1M + 8.120%), 6/17/2024 (a)(b)	2,000,000	1,944,524
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $82,344,441)		$78,277,290

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 0.70%
Federal Home Loan Mortgage Corp., Series 2016-KF25, Class B, 9.858% (1 Month LIBOR USD + 5.000%), 10/25/2023 (a)(b)	130,091	127,920
Federal Home Loan Mortgage Corp., Series 2017-KF35, Class B, 7.608% (1 Month LIBOR USD + 2.750%), 8/25/2024 (a)(b)	2,063,287	2,010,141
Federal Home Loan Mortgage Corp., Series 2017-KF41, Class B, 7.358% (1 Month LIBOR USD + 2.500%), 11/25/2024 (a)(b)	600,479	552,628
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 7.008% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)	1,182,007	1,131,285
Federal Home Loan Mortgage Corp., Series 2019-KF64, Class B, 7.158% (1 Month LIBOR USD + 2.300%), 6/25/2026 (a)(b)	2,487,563	2,352,471
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 7.408% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	921,939	848,188
Federal Home Loan Mortgage Corp., Series 2018-KF50, Class B, 6.758% (1 Month LIBOR USD + 1.900%), 7/25/2028 (a)(b)	1,860,398	1,626,048
Federal Home Loan Mortgage Corp., Series 2019-KF61, Class B, 7.058% (1 Month LIBOR USD + 2.200%), 3/25/2029 (a)(b)	921,814	839,798
Federal National Mortgage Association, Series 2019-01, Class B10, 10.520% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(b)	1,500,000	1,322,589
Federal National Mortgage Association, Series 2019-01, Class CE, 13.770% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(b)	2,000,000	2,024,166
Federal National Mortgage Association, Series 2020-01, Class CE, 12.520% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(b)	8,000,000	7,658,488
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $21,639,968)		$20,493,722

Common Stocks ― 0.41%	Shares
Real Estate Investment Trust ― 0.41%
Annaly Capital Management, Inc.	84,833	1,694,964
Ellington Financial, Inc.	103,500	1,321,695
PennyMac Mortgage Investment Trust	81,182	1,009,092
Redwood Trust, Inc.	929,117	5,834,855
Rithm Capital Corp.	258,870	2,112,379
TOTAL COMMON STOCKS (Cost ― $20,753,415)		$11,972,985
	Principal
Corporate Obligations ― 3.63%	Amount
Basic Materials ― 0.26%
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(d)(i)	2,223,690	2,257,045
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	1,700,000	1,536,572
Mercer International, Inc., 5.500%, 1/15/2026	650,000	624,837
Mercer International, Inc., 5.125%, 2/1/2029	1,400,000	1,170,591
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	2,300,000	2,123,964
		7,713,009
Communications ― 0.24%
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	2,400,000	1,866,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	1,900,000	1,668,521
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	3,900,000	2,504,008
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	1,000,000	933,410
		6,971,939
Consumer, Cyclical ― 0.30%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,700,000	1,413,173
FirstCash, Inc., 4.625%, 9/1/2028 (a)	1,500,000	1,369,665
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	1,500,000	1,327,554
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	1,300,000	1,212,427
NCL Corp Ltd., 8.375%, 2/1/2028 (a)	300,000	302,097
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	400,000	404,318
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	3,100,000	2,691,678
		8,720,912
Consumer, Non-cyclical ― 0.14%
Medline Borrower LP, 5.250%, 10/1/2029 (a)	900,000	778,764
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	1,700,000	1,537,633
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	2,100,000	1,845,984
		4,162,381
Energy ― 0.09%
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	100,000	99,650
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	200,000	170,796
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	200,000	183,812
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	2,550,000	2,222,554
		2,676,812
Financial ― 2.46%
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	5,000,000	4,295,957
B. Riley Financial, Inc., 6.375%, 2/28/2025 (l)	7,000,000	6,512,800
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,146,852
Columbia Banking System, Inc., 8.165% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	2,500,000	2,471,303
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)	1,000,000	957,739
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (b)	1,000,000	934,398
First NBC Bank Holding Co., 5.750%, 2/18/2025 (d)(j)(m)	13,500,000	1,312,200
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	1,900,000	1,626,989
Georgia Banking Co. Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (a)(b)	4,000,000	3,555,624
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (b)	3,300,000	2,833,184
Jacksonville Bancorp, Inc., 8.616% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(b)	1,200,000	1,184,467
Kingstone Cos, Inc., 12.000%, 12/30/2024 (a)(d)	1,852,000	1,796,440
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	800,000	440,768
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	3,300,000	3,292,976
Midland States Bancorp, Inc., 5.000% (TSFR3M + 3.610%), 9/30/2029 (b)	750,000	707,359
Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028 (a)	2,500,000	2,225,950
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	1,900,000	1,933,886
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (a)(b)	1,000,000	935,816
OneMain Finance Corp., 4.000%, 9/15/2030	800,000	608,908
PennyMac Financial Services, Inc., 4.250%, 2/15/2029 (a)	900,000	739,992
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	900,000	752,459
PHH Mortgage Corp., 7.875%, 3/15/2026 (a)	2,500,000	2,249,363
PRA Group, Inc., 5.000%, 10/1/2029 (a)	2,600,000	2,206,040
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)	1,500,000	1,213,193
Preferred Pass-Through Trust, 6.124% (N/A + 0.000%), 12/29/2049 (a)(d)(n)	1,000,000	710,000
Ready Capital Corp., 6.200%, 7/30/2026 (l)	8,000,000	7,440,000
Sterling Bancorp, Inc., 11.080% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,050,000	2,032,379
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	2,700,000	2,737,354
TIAA FSB Holdings, Inc., 4.381%, 1/7/2035 (g)(d)	5,000,000	3,500,000
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,782,500
Trinity Capital, Inc., 7.000%, 1/16/2025 (d)(l)	2,500,000	2,450,000
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	2,800,000	2,417,856
Zais Group LLC, 7.000%, 11/15/2023 (a)	216,200	213,768
		72,218,520
Industrial ― 0.14%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	1,400,000	1,317,882
Clearwater Paper Corp., 4.750%, 8/15/2028 (a)	$1,400,000	1,256,900
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	200,000	178,180
Seaspan Corp., 5.500%, 8/1/2029 (a)	1,350,000	1,081,674
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	200,000	187,445
		4,022,081
TOTAL CORPORATE OBLIGATIONS (Cost ― $131,713,669)		$106,485,654

Investment Companies ― 4.23%	Shares
Affiliated Exchange Traded Funds ― 0.49%
Angel Oak Income ETF	481,200	9,753,924
Angel Oak Ultrashort Income ETF	95,900	4,848,359
		14,602,283
Affiliated Mutual Funds ― 3.74%
Angel Oak Financials Income Impact Fund, Institutional Class	5,147,772	39,998,188
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	35,230,704
Angel Oak Total Return Bond Fund, Institutional Class	3,985,110	34,431,351
		109,660,243
TOTAL INVESTMENT COMPANIES (Cost ― $141,005,038)		$124,262,526

Preferred Stocks ― 0.23%
Real Estate Investment Trust ― 0.23%
AGNC Investment Corp., 6.500% (3 Month LIBOR USD + 4.993%) (b)	66,529	1,433,700
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (b)	173,425	3,804,945
MFA Financial, Inc., 6.500% (3 Month LIBOR USD + 5.345%) (b)	92,942	1,704,556
TOTAL PREFERRED STOCKS (Cost ― $8,322,400)		$6,943,201
	Principal
Residential Mortgage-Backed Securities ― 72.20%	Amount
A&D Mortgage Trust, Series 2023-NQM2, Class A1, 6.132%, 5/25/2068 (a)(o)	$10,000,000	10,065,000
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 4.639%, 7/25/2035 (g)	291,734	230,147
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.292%, 1/25/2036 (g)	11,033	3,110
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 4.155%, 2/25/2036 (g)(k)	5,829,278	4,587,531
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.915%, 3/25/2036 (g)	1,447,977	1,096,223
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 4.629%, 3/25/2036 (g)	762,552	432,485
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.417%, 3/25/2037 (g)	288,475	224,365
Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1, 4.645%, 3/25/2037 (g)(k)	2,883,192	2,597,393
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.467%, 6/25/2037 (g)	1,769,528	1,293,949
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.467%, 6/25/2037 (g)(k)	1,679,065	1,346,219
Agate Bay Mortgage Trust, Series 2015-4, Class B4, 3.514%, 6/25/2045 (a)(g)	2,018,000	1,597,687
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.750%, 6/25/2037 (o)	282,013	261,200
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 0.006%, 5/25/2046 (d)(g)(h)	15,531,188	477,258
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 5.210% (1 Month LIBOR USD + 0.190%), 5/25/2046 (b)	1,529,318	1,198,859
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 0.039%, 12/25/2046 (d)(g)(h)	61,699,162	1,268,473
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 0.062%, 6/25/2047 (d)(g)(h)	17,169,235	921,387
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.883%, 9/25/2035 (k)(o)	3,932,570	2,510,431
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (k)(o)	6,280,356	2,491,430
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 7.022% (6 Month LIBOR USD + 1.750%), 12/25/2036 (b)(k)	3,857,780	3,212,235
American Home Mortgage Investment Trust, Series 2007-A, Class 13A1, 6.600%, 1/25/2037 (a)(d)(o)	2,211,292	922,750
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 7.646% (1 Month LIBOR USD + 3.140%), 9/25/2045 (b)	409,121	300,830
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 5.480% (1 Month LIBOR USD + 0.460%), 3/25/2047 (b)(d)	3,851,976	1,604,564
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 5.180% (1 Month LIBOR USD + 0.160%), 5/25/2047 (b)(k)	17,452,879	9,845,588
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 5.210% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)(k)	10,665,924	6,140,255
AMSR Trust, Series 2023-SFR1, Class C, 4.000%, 4/19/2040 (a)	1,000,000	915,666
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.650%, 12/25/2056 (a)	2,000,000	1,472,524
Banc of America Funding Trust, Series 2009-R14A, Class 2A, 5.794% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(b)(p)	294,592	271,573
Banc of America Funding Trust, Series 2015-R8, Class 3A2, 3.902%, 8/28/2035 (a)(g)	1,845,523	1,397,462
Banc of America Funding Trust, Series 2007-8, Class 2A1, 7.000%, 10/25/2037 (k)	3,738,653	2,875,342
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	320,458	295,495
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (d)(g)	3,469,155	1,092,825
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 6.498%, 10/25/2036 (k)(o)	10,208,189	3,523,775
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (f)	149,139	81,294
Bank of America Funding Trust, Series 2007-2, Class 1A16, 5.620% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	2,270,178	1,479,425
Bank of America Funding Trust, Series 2014-R1, Class A2, 3.984% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)(k)	4,449,265	3,539,546
Bank of America Funding Trust, Series 2007-A, Class 2A5, 5.413% (1 Month LIBOR USD + 0.460%), 2/20/2047 (b)	1,025,536	773,998
Bank of America Funding Trust, Series 2007-B, Class A1, 5.373% (1 Month LIBOR USD + 0.420%), 4/20/2047 (b)(k)	2,904,210	2,128,136
Bank of America Funding Trust, Series 2007-C, Class 7A4, 5.393% (1 Month LIBOR USD + 0.440%), 5/20/2047 (b)(k)	2,091,208	1,773,169
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	848,571	758,477
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (f)	256,481	194,615
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(g)	1,541,990	1,266,677
BCAP LLC Trust, Series 2010-RR6, Class 1410, 3.920%, 12/27/2035 (a)(g)(k)	4,659,889	3,662,006
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 3.835% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(g)	1,917,539	1,166,999
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.193%, 5/28/2036 (a)(g)	3,008,842	2,275,740
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 4.380%, 5/28/2036 (a)(g)	893,537	533,499
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 3.417%, 1/27/2037 (a)(g)	929,260	803,253
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 3.415%, 1/28/2037 (a)(g)(k)	5,761,780	5,296,856
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 5.440% (1 Month LIBOR USD + 0.420%), 4/25/2037 (b)	978,142	840,055
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 3.943%, 8/25/2035 (g)	1,472,535	1,256,947
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.564%, 7/25/2036 (g)	408,383	308,755
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 4.396%, 7/25/2035 (g)	440,526	399,609
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 4.038%, 9/25/2035 (g)(k)	2,552,406	2,254,403
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 5.500% (1 Month LIBOR USD + 1.000%), 8/25/2035 (b)	1,469,536	929,796
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 5.520% (1 Month LIBOR USD + 0.500%), 5/25/2037 (b)	21,005	18,108
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,162,090	1,193,000
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 5.440% (1 Month LIBOR USD + 0.420%), 7/25/2036 (b)	470,572	322,787
Bellemeade Re Ltd., Series 2020-4A, Class B1, 10.020% (1 Month LIBOR USD + 5.000%), 6/25/2030 (a)(b)	2,500,000	2,523,725
Bellemeade Re Ltd., Series 2021-2A, Class M2, 7.715% (SOFR30A + 2.900%), 6/25/2031 (a)(b)	8,250,000	7,837,978
Bellemeade Re Ltd., Series 2021-3A, Class M2, 7.965% (SOFR30A + 3.150%), 9/25/2031 (a)(b)	2,900,000	2,737,319
Bellemeade Re Ltd., Series 2022-1, Class M1C, 8.515% (SOFR30A + 3.700%), 1/26/2032 (a)(b)	2,500,000	2,358,987
Bellemeade Re Ltd., Series 2022-1, Class M2, 9.415% (SOFR30A + 4.600%), 1/26/2032 (a)(b)	3,750,000	3,630,622
BNC Mortgage Loan Trust, Series 2006-2, Class A5, 5.640% (1 Month LIBOR USD + 0.620%), 11/25/2036 (b)(k)	33,000,000	16,277,910
Boston Lending Trust, Series 2021-1, Class A, 2.000%, 7/25/2061 (a)(g)	3,993,586	3,477,826
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(o)	3,015,653	2,899,798
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 1.853%, 4/25/2060 (a)(g)	2,634,393	2,368,111
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.595%, 2/25/2046 (a)(g)	3,000,000	2,343,966
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.365% (SOFR30A + 1.550%), 2/25/2050 (a)(b)	2,364,818	1,995,578
Chase Mortgage Finance Corp., Series 2021-CL1, Class M4, 7.465% (SOFR30A + 2.650%), 2/25/2050 (a)(b)	2,446,405	2,057,272
Chase Mortgage Finance Corp., Series 2021-CL1, Class M5, 8.065% (SOFR30A + 3.250%), 2/25/2050 (a)(b)	978,441	803,846
Chase Mortgage Finance Corp., Series 2021-CL1, Class B, 11.315% (SOFR30A + 6.500%), 2/25/2050 (a)(b)	2,159,000	1,787,225
Chase Mortgage Finance Trust, Series 2006-A1, Class 2A2, 4.015%, 9/25/2036 (g)	968,741	856,450
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	746,997	322,342
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	1,384,457	872,778
ChaseFlex Trust, Series 2007-1, Class 2A10, 5.520% (1 Month LIBOR USD + 0.500%), 2/25/2037 (b)(d)	2,317,854	585,740
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 5.270% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(b)	1,325,887	953,033
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 5.170% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(b)	1,692,097	1,321,586
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 5.220% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	1,179,411	751,572
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 5.220% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)(k)	1,887,060	1,485,256
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.414%, 4/25/2037 (a)(d)(g)(h)	17,078,931	180,166
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 5.230% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(b)	249,922	166,379
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 5.170% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(b)(k)	3,218,840	2,137,223
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 4.975% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)(k)	8,052,778	7,254,538
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 5.025% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)(k)	4,043,471	2,968,733
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 4.975% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	875,972	644,559
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 5.025% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)(k)	3,626,948	2,742,353
CIM Trust, Series 2019-J1, Class B5, 3.928%, 8/25/2049 (a)(g)	613,000	376,284
CIM Trust, Series 2021-J1, Class B6, 2.658%, 3/25/2051 (a)(g)	1,413,945	327,856
CIM Trust, Series 2021-J1, Class B5, 2.658%, 3/25/2051 (a)(g)	810,000	235,147
CIM Trust, Series 2021-J1, Class B4, 2.658%, 3/25/2051 (a)(g)	1,343,552	600,708
CIM Trust, Series 2021-J2, Class B4, 2.673%, 4/25/2051 (a)(g)	1,599,177	715,886
CIM Trust, Series 2021-J2, Class B5, 2.673%, 4/25/2051 (a)(g)	718,000	210,770
CIM Trust, Series 2021-J2, Class B6, 2.673%, 4/25/2051 (a)(g)	1,430,555	328,186
CIM Trust, Series 2021-J3, Class B5, 2.616%, 6/25/2051 (a)(g)	481,000	137,969
CIM Trust, Series 2021-J3, Class B6, 2.616%, 6/25/2051 (a)(g)	800,773	177,902
CIM Trust, Series 2021-J3, Class B4, 2.616%, 6/25/2051 (a)(g)	1,281,000	498,472
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (f)	35,508	21,345
Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A2, 3.906%, 8/25/2035 (g)	286,992	261,858
Citigroup Mortgage Loan Trust, Series 2005-12, Class 2A1, 5.820% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	1,202,656	1,031,919
Citigroup Mortgage Loan Trust, Series 2005-7, Class 2A2A, 4.177%, 11/25/2035 (g)	1,688,567	1,101,044
Citigroup Mortgage Loan Trust, Series 2006-4, Class 2A1A, 6.000%, 12/25/2035	388,565	363,898
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 5.670% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	1,575,074	1,206,694
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A3, 6.000%, 9/25/2036 (k)	2,942,894	2,759,219
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (f)	74,670	35,598
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 5.670% (1 Month LIBOR USD + 0.650%), 12/25/2036 (b)(k)	3,973,303	3,032,131
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (g)(k)	2,067,993	1,681,896
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (f)	120,514	54,302
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 5.620% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)(k)	2,341,177	1,843,113
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (f)	104,658	50,275
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 5.620% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	1,493,769	1,136,161
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 5.520% (1 Month LIBOR USD + 0.500%), 5/25/2037 (b)(k)	3,829,809	2,927,935
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 5.620% (1 Month LIBOR USD + 0.600%), 6/25/2037 (b)	1,631,965	1,237,895
COLT Funding LLC, Series 2021-3R, Class M1, 2.355%, 12/26/2064 (a)(g)	2,862,000	2,102,439
COLT Mortgage Loan Trust, Series 2020-2R, Class B1, 4.118%, 10/26/2065 (a)(g)	3,605,000	2,813,695
COLT Mortgage Loan Trust, Series 2023-1, Class A1, 6.048%, 4/25/2068 (a)(o)	3,000,000	3,033,555
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 5.420% (1 Month LIBOR USD + 0.400%), 2/25/2035 (b)	509,812	326,439
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	358,195	326,607
CountryWide Alternative Loan Trust, Series 2005-14, Class 2X, 0.043%, 5/25/2035 (d)(g)(h)	17,658,163	397,185
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 0.102%, 6/25/2035 (d)(g)(h)	17,954,155	312,169
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.268%, 7/20/2035 (d)(g)(h)	8,030,155	104,545
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 4.775% (12 Month US Treasury Average + 1.310%), 7/20/2035 (b)	448,209	302,022
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 5.320% (1 Month LIBOR USD + 0.300%), 7/25/2035 (b)(k)	4,236,627	2,956,026
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.078%, 8/25/2035 (d)(g)(h)	21,722,977	163,292
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 3.328%, 8/25/2035 (g)	506,683	413,003
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 3.418%, 8/25/2035 (g)	461,337	426,111
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	602,727	457,695
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 0.000%, 9/25/2035 (d)(g)(h)	43,687,537	523,639
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 0.004%, 9/25/2035 (d)(g)(h)	3,672,580	123,604
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 0.021%, 10/25/2035 (d)(g)(h)	18,324,559	361,965
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 5.500% (1 Month LIBOR USD + 0.680%), 10/25/2035 (b)	1,113,227	612,212
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 0.025%, 11/20/2035 (d)(g)(h)	17,383,821	338,063
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 0.042%, 11/20/2035 (d)(g)(h)	12,268,445	216,317
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.128%, 11/20/2035 (d)(g)(h)	16,069,651	1,059,842
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 0.062%, 11/25/2035 (d)(g)(h)	21,916,327	354,146
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 5.420% (1 Month LIBOR USD + 0.400%), 11/25/2035 (b)	2,674,204	1,349,099
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 5.600% (1 Month LIBOR USD + 0.580%), 11/25/2035 (b)	6,268	6,208
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035 (k)	3,349,772	2,375,484
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	1,537,822	1,045,190
CountryWide Alternative Loan Trust, Series 2005-85CB, Class 2A5, 6.120% (1 Month LIBOR USD + 1.100%), 2/25/2036 (b)	1,317,472	987,851
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 0.137%, 5/25/2036 (d)(g)(h)	15,418,726	295,515
CountryWide Alternative Loan Trust, Series 2006-HY10, Class 1X, 0.476%, 5/25/2036 (d)(g)(h)	2,739,400	33,755
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (b)	685,996	359,323
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 5.320% (1 Month LIBOR USD + 0.300%), 10/25/2036 (b)	1,571,406	753,187
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036 (d)	634,672	511,072
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	524,804	418,583
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 0.048%, 3/20/2046 (d)(g)(h)	11,282,696	134,557
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 0.027%, 8/25/2046 (d)(h)(o)	22,439,687	284,625
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.103%, 8/25/2046 (d)(g)(h)	20,992,078	181,372
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.136%, 8/25/2046 (d)(g)(h)	12,867,119	77,705
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 5.520% (1 Month LIBOR USD + 0.500%), 8/25/2047 (b)(d)	3,248,518	1,263,719
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 0.060%, 12/20/2035 (a)(g)(h)	40,289,763	2,729,551
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(g)(h)	10,867,621	298,327
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-20, Class X, 0.038%, 10/25/2034 (d)(g)(h)	6,229,716	250,360
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 0.114%, 2/25/2035 (d)(g)(h)	12,256,378	139,710
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1X, 0.277%, 2/25/2035 (d)(g)(h)	2,826,815	32,441
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 5.760% (1 Month LIBOR USD + 0.740%), 2/25/2035 (b)	1,336,886	1,132,876
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 0.123%, 3/25/2035 (d)(g)(h)	8,062,848	161,749
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 0.127%, 3/25/2035 (d)(g)(h)	3,221,359	94,634
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.861%, 3/25/2035 (d)(g)(h)	974,654	32,492
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3A2, 3.245%, 3/25/2035 (g)(k)	3,586,467	2,879,036
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 0.039%, 4/25/2035 (g)(h)	4,879,966	44,393
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 3.645%, 3/20/2036 (g)(k)	4,522,750	4,179,283
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	1,265,428	869,412
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.142%, 7/25/2036 (d)(g)(h)	15,173,676	80,633
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,338,879	961,189
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	697,165	421,229
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 5.670% (1 Month LIBOR USD + 0.650%), 7/25/2037 (b)(d)	4,503,272	842,008
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	1,877,909	1,109,846
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	2,645,935	1,508,561
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035 (d)(k)	2,279,036	1,179,312
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 3.378%, 7/27/2035 (a)(g)	6,763,812	5,224,362
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	391,142	300,630
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class A1, 0.830%, 3/25/2056 (a)(g)	705,624	565,300
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B1, 3.251%, 3/25/2056 (a)(g)	3,031,450	2,134,896
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class B2, 4.255%, 3/25/2056 (a)(g)	1,539,950	1,192,933
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AIOS, 0.040%, 7/25/2056 (a)(g)(h)	117,280,159	217,086
Credit Suisse Mortgage Trust, Series 2021-INV1, Class AX4, 0.400%, 7/25/2056 (a)(g)(h)	7,941,796	144,565
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B3, 3.081%, 7/25/2056 (a)(g)	4,285,635	3,138,550
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B1, 3.081%, 7/25/2056 (a)(g)(k)	5,672,536	4,534,132
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B6, 3.081%, 7/25/2056 (a)(g)	1,323,281	350,581
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B5, 3.081%, 7/25/2056 (a)(g)	1,638,572	778,553
Credit Suisse Mortgage Trust, Series 2021-INV1, Class B4, 3.081%, 7/25/2056 (a)(g)	2,394,487	1,550,840
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AIOS, 0.040%, 11/25/2056 (a)(d)(g)(h)	342,881,124	637,073
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX1, 0.137%, 11/25/2056 (a)(d)(g)(h)	308,086,688	2,035,221
Credit Suisse Mortgage Trust, Series 2021-INV2, Class AX4, 0.150%, 11/25/2056 (a)(g)(h)	19,838,181	135,495
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A11X, 0.222% (SOFR30A + 4.100%), 11/25/2056 (a)(b)(d)(h)	21,618,638	1,074,036
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A15X, 0.500%, 11/25/2056 (a)(g)(h)	12,952,300	295,312
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A3X, 0.500%, 11/25/2056 (a)(g)(h)	177,311,448	4,040,751
Credit Suisse Mortgage Trust, Series 2021-INV2, Class A5A, 2.500%, 11/25/2056 (a)(c)(g)	19,210,526	13,194,423
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B5, 3.287%, 11/25/2056 (a)(g)	2,844,710	1,616,987
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B6, 3.287%, 11/25/2056 (a)(g)	2,364,325	674,625
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B3, 3.287%, 11/25/2056 (a)(g)	7,775,908	5,691,809
Credit Suisse Mortgage Trust, Series 2021-INV2, Class B4, 3.287%, 11/25/2056 (a)(g)	4,361,716	2,844,946
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class B5, 4.420%, 8/25/2057 (a)(g)	9,864,497	8,778,900
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class XS, 1.587%, 1/25/2060 (a)(g)(h)	195,282,488	9,367,701
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B4, 3.984%, 1/25/2060 (a)(g)	10,125,738	7,323,136
Credit Suisse Mortgage Trust, Series 2020-RPL4, Class B3, 3.984%, 1/25/2060 (a)(g)	10,124,150	8,017,183
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(g)	1,000,000	659,200
Credit Suisse Mortgage Trust, Series 2021-NQM7, Class A2, 1.961%, 10/25/2066 (a)(g)	2,825,608	2,304,145
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class A2, 2.303%, 10/25/2066 (a)(g)	1,789,356	1,520,509
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A3, 4.819%, 6/25/2067 (a)(o)	2,832,670	2,669,888
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A2, 4.819%, 6/25/2067 (a)(o)	4,249,005	4,092,718
Credit Suisse Mortgage Trust, Series 2022-NQM5, Class M1, 5.169%, 6/25/2067 (a)(g)	500,000	423,709
Credit Suisse Mortgage-Backed Trust, Series 2006-4, Class 1A1, 5.720% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	1,725,955	860,024
Credit Suisse Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,128,156	697,205
CSMCM Trust, Series 2018-RPL3, Class C, 2.741%, 7/25/2050 (a)(d)(g)	10,206,364	8,754,856
CSMCM Trust, Series 2018-RPL1, Class CERT, 2.193%, 7/25/2057 (a)(d)(g)	12,640,967	10,180,643
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035 (k)	3,467,596	2,078,744
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	226,401	168,748
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	373,291	336,196
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.287%, 2/25/2036 (g)	392,610	292,556
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 5.280% (1 Month LIBOR USD + 0.260%), 10/25/2036 (b)(d)(k)	7,351,939	2,345,224
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 5.500% (1 Month LIBOR USD + 0.480%), 3/25/2037 (b)(d)(k)	76,432,950	4,881,773
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (f)	461,947	269,420
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 5.260% (1 Month LIBOR USD + 0.240%), 1/25/2047 (b)(k)	5,731,730	4,914,666
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 5.380% (1 Month LIBOR USD + 0.360%), 1/25/2047 (b)	995,462	692,325
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2, Class A1, 4.235% (12 Month US Treasury Average + 0.770%), 4/25/2047 (b)	651,111	565,933
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.220% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)	1,337,242	1,097,859
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2B, 5.600%, 2/25/2036 (g)(k)	3,563,351	3,384,799
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (g)(k)	3,550,506	3,320,895
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 4.805%, 6/25/2036 (o)	336,363	292,716
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (g)(k)	2,867,054	2,632,985
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (g)	345,494	310,020
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (g)	1,537,189	1,419,264
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (g)(k)	1,872,818	1,482,622
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.800%, 7/25/2036 (o)	181,652	154,258
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1C, 6.000%, 10/25/2036 (g)(k)	4,577,738	4,190,910
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.500%, 10/25/2036 (k)(o)	6,158,984	5,586,371
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 3.564%, 8/25/2037 (a)(g)(k)	7,785,788	7,424,099
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	497,042
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 5.151% (1 Month LIBOR USD + 0.200%), 10/19/2036 (b)(k)	19,284,625	15,566,742
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 5.091% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(k)	33,859,393	26,977,438
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 0.008%, 9/19/2044 (d)(g)(h)	13,458,980	160,835
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044 (d)(j)	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 0.000%, 11/19/2044 (d)(g)(h)	12,856,451	147,001
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 0.162%, 1/19/2045 (d)(g)(h)	11,283,582	71,481
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 1A1A, 5.671% (1 Month LIBOR USD + 0.720%), 1/19/2045 (b)(k)	7,479,088	5,737,433
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (d)(j)	1,000,000	10,000
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 0.293%, 3/19/2045 (d)(g)(h)	20,773,882	233,374
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 5.491% (1 Month LIBOR USD + 0.540%), 3/19/2045 (b)(k)	18,502,914	16,555,482
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 5.391% (1 Month LIBOR USD + 0.440%), 6/19/2045 (b)(k)	1,348,367	1,186,238
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 5.471% (1 Month LIBOR USD + 0.520%), 8/19/2045 (b)	1,146,255	956,027
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.471% (1 Month LIBOR USD + 0.520%), 8/19/2045 (b)	140,302	101,823
DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 5.611% (1 Month LIBOR USD + 0.660%), 9/19/2045 (b)(k)	9,354,799	4,881,858
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 4.385% (12 Month US Treasury Average + 0.920%), 3/19/2046 (b)(k)	8,194,615	5,856,741
Eagle RE Ltd., Series 2019-1, Class M2, 8.320% (1 Month LIBOR USD + 3.300%), 4/25/2029 (a)(b)	10,903,000	11,034,152
Eagle RE Ltd., Series 2019-1, Class B1, 9.520% (1 Month LIBOR USD + 4.500%), 4/25/2029 (a)(b)	7,909,125	8,023,412
Eagle RE Ltd., Series 2020-1, Class M2, 7.020% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(b)	23,461,850	22,851,302
Eagle RE Ltd., Series 2020-1, Class B1, 7.870% (1 Month LIBOR USD + 2.850%), 1/25/2030 (a)(b)	3,600,000	3,506,954
Eagle RE Ltd., Series 2021-1, Class M2, 9.265% (SOFR30A + 4.450%), 10/25/2033 (a)(b)	9,900,000	10,115,681
Eagle RE Ltd., Series 2021-2, Class M2, 9.065% (SOFR30A + 4.250%), 4/25/2034 (a)(b)	3,000,000	2,978,643
Eagle RE Ltd., Series 2021-2, Class B1, 9.815% (SOFR30A + 5.000%), 4/25/2034 (a)(b)	1,489,000	1,432,080
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 4.712%, 11/25/2035 (g)	830,755	516,755
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	6,152	4,868
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 5.500% (1 Month LIBOR USD + 0.500%), 4/25/2036 (b)(d)	3,601,294	1,457,444
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	213,213	133,514
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 4.877%, 5/25/2036 (g)	364,623	295,820
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 4.267%, 9/25/2035 (g)	39,945	28,515
Flagstar Mortgage Trust, Series 2021-9INV, Class AX1, 0.493%, 10/25/2041 (a)(g)(h)	238,397,752	3,631,275
Flagstar Mortgage Trust, Series 2021-9INV, Class B6C, 2.669%, 10/25/2041 (a)(g)	1,827,125	558,198
Flagstar Mortgage Trust, Series 2021-9INV, Class B5, 2.993%, 10/25/2041 (a)(g)	1,368,008	638,615
Flagstar Mortgage Trust, Series 2021-9INV, Class B4, 2.993%, 10/25/2041 (a)(g)	547,032	401,702
Flagstar Mortgage Trust, Series 2017-2, Class B5, 4.015%, 10/25/2047 (a)(g)	1,153,000	761,841
Flagstar Mortgage Trust, Series 2018-2, Class B5, 4.010%, 4/25/2048 (a)(g)	2,830,110	2,171,025
Flagstar Mortgage Trust, Series 2018-6RR, Class B5, 4.921%, 10/25/2048 (a)(g)	2,478,000	1,864,383
Flagstar Mortgage Trust, Series 2021-1, Class B6C, 2.899%, 2/27/2051 (a)(d)(g)	2,932,342	749,510
Flagstar Mortgage Trust, Series 2021-1, Class B4, 3.130%, 2/27/2051 (a)(g)	2,766,708	1,784,294
Flagstar Mortgage Trust, Series 2021-1, Class B5, 3.130%, 2/27/2051 (a)(g)	1,222,000	404,395
Flagstar Mortgage Trust, Series 2021-2, Class B4, 2.783%, 4/25/2051 (a)(g)	1,340,188	534,814
Flagstar Mortgage Trust, Series 2021-2, Class B5, 2.783%, 4/25/2051 (a)(g)	1,343,000	409,560
Flagstar Mortgage Trust, Series 2021-2, Class B6C, 2.783%, 4/25/2051 (a)(g)	1,792,016	413,011
Flagstar Mortgage Trust, Series 2021-6INV, Class B6C, 3.335%, 8/25/2051 (a)(g)	10,509,269	4,384,404
Flagstar Mortgage Trust, Series 2021-6INV, Class B5, 3.493%, 8/25/2051 (a)(g)	3,055,472	1,775,709
Flagstar Mortgage Trust, Series 2021-6INV, Class B4, 3.493%, 8/25/2051 (a)(g)	8,486,505	5,612,321
Flagstar Mortgage Trust, Series 2021-6INV, Class B3, 3.493%, 8/25/2051 (a)(c)(g)	11,882,392	8,746,653
Flagstar Mortgage Trust, Series 2021-10IN, Class B6C, 3.136%, 10/25/2051 (a)(g)	13,822,169	6,185,725
Flagstar Mortgage Trust, Series 2021-10IN, Class B4, 3.517%, 10/25/2051 (a)(g)	8,911,797	5,726,792
Flagstar Mortgage Trust, Series 2021-10IN, Class B5, 3.517%, 10/25/2051 (a)(g)	1,229,309	688,006
GCAT Trust, Series 2020-NQM2, Class M1, 3.589%, 4/25/2065 (a)(g)	1,500,000	1,226,152
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.583%, 9/19/2035 (g)	25,595	19,748
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1, 3.281%, 4/19/2036 (g)	715,477	576,786
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.322%, 2/25/2053 (a)(g)	52,386,831	50,432,226
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1, 0.219%, 6/25/2045 (d)(g)(h)	15,668,381	326,607
Greenpoint Mortgage Funding Trust, Series 2005-AR3, Class X1, 0.319%, 8/25/2045 (d)(g)(h)	22,396,893	1,322,425
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (d)(h)	22,216,477	470,545
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X4, 0.124%, 10/25/2045 (d)(g)(h)	11,792,755	244,794
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 5.640% (1 Month LIBOR USD + 0.620%), 10/25/2045 (b)	1,371,613	862,835
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class AX1, 0.026%, 1/25/2043 (a)(d)(g)(h)	337,349,543	331,277
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B4, 2.776%, 3/25/2044 (a)(g)	1,799,815	1,211,653
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B5, 2.776%, 4/25/2045 (a)(g)	1,543,782	814,146
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B4, 4.075%, 8/25/2049 (a)(g)	1,500,000	1,231,512
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class B5, 4.075%, 8/25/2049 (a)(g)	577,000	431,656
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class AIOS, 0.150%, 3/25/2050 (a)(g)(h)	34,577,560	318,148
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B6, 3.980%, 3/25/2050 (a)(g)	1,693,349	996,313
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B5, 3.271%, 3/25/2051 (a)(g)	1,763,871	1,089,289
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ5, Class B4, 3.271%, 3/25/2051 (a)(g)	2,156,474	1,564,037
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class B6, 2.776%, 5/25/2051 (a)(g)	1,687,770	611,217
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B6, 2.755%, 6/25/2051 (a)(g)	2,070,742	526,064
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B4, 2.755%, 6/25/2051 (a)(g)	2,363,810	1,375,227
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B5, 2.755%, 6/25/2051 (a)(g)	1,039,000	330,033
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B4, 2.652%, 8/25/2051 (a)(g)	1,261,818	795,142
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B6, 2.652%, 8/25/2051 (a)(g)	2,200,721	505,250
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ3, Class B5, 2.652%, 8/25/2051 (a)(g)	1,261,818	540,632
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class AX1, 0.018%, 9/25/2051 (a)(g)(h)	494,956,821	318,752
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B6, 2.618%, 9/25/2051 (a)(g)	2,459,049	555,841
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B5, 2.618%, 9/25/2051 (a)(g)	1,244,000	364,947
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B4, 2.618%, 9/25/2051 (a)(g)	2,669,546	1,245,423
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B2, 2.618%, 9/25/2051 (a)(g)	7,902,028	5,910,093
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ4, Class B1, 2.618%, 9/25/2051 (a)(g)(k)	5,015,716	3,993,508
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B6, 2.588%, 10/25/2051 (a)(g)	2,972,567	666,283
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B5, 2.588%, 10/25/2051 (a)(g)	1,194,000	349,961
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class B4, 2.588%, 10/25/2051 (a)(g)	3,710,830	2,022,295
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class AX1, 0.025%, 11/25/2051 (a)(d)(g)(h)	851,712,462	924,960
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B5, 2.681%, 11/25/2051 (a)(g)	1,038,000	313,450
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B4, 2.681%, 11/25/2051 (a)(g)	5,471,057	3,426,867
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ6, Class B6, 2.681%, 11/25/2051 (a)(g)	4,629,159	1,050,213
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B6, 3.032%, 12/25/2051 (a)(g)	2,461,267	648,426
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B4, 3.032%, 12/25/2051 (a)(g)	2,978,371	1,876,406
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B3, 3.032%, 12/25/2051 (a)(g)	4,161,436	2,984,182
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B1, 3.032%, 12/25/2051 (a)(g)(k)	4,011,494	3,142,179
GS Mortgage-Backed Securities Corp. Trust, Series 2021-INV1, Class B5, 3.032%, 12/25/2051 (a)(g)	1,791,206	996,049
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B4, 2.723%, 1/25/2052 (a)(g)	7,598,766	4,630,483
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B5, 2.723%, 1/25/2052 (a)(g)	1,788,819	767,293
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B6, 2.723%, 1/25/2052 (a)(g)	3,229,538	818,342
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ7, Class B1, 2.723%, 1/25/2052 (a)(c)(g)	8,459,488	6,669,054
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B4, 2.770%, 1/25/2052 (a)(g)	3,870,720	2,225,649
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B5, 2.770%, 1/25/2052 (a)(g)	1,237,000	381,879
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ8, Class B6, 2.770%, 1/25/2052 (a)(g)	3,080,188	716,667
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B3, 3.219%, 1/25/2052 (a)(g)(k)	3,682,503	2,655,445
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B1, 3.219%, 1/25/2052 (a)(g)(k)	4,601,431	3,801,799
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B4, 3.219%, 1/25/2052 (a)(g)	3,692,500	2,381,364
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B5, 3.219%, 1/25/2052 (a)(g)	1,479,750	836,273
GS Mortgage-Backed Securities Corp. Trust, Series 2021-HP1, Class B6, 3.219%, 1/25/2052 (a)(g)	4,276,567	1,397,753
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B4, 2.935%, 2/25/2052 (a)(g)	3,373,778	2,156,431
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B5, 2.935%, 2/25/2052 (a)(g)	1,265,529	664,787
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ9, Class B6, 2.935%, 2/25/2052 (a)(g)	5,658,639	1,373,821
GS Mortgage-Backed Securities Corp. Trust, Series 2020-RPL1, Class B1, 3.845%, 7/25/2059 (a)(g)	6,323,000	5,005,887
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B2, 2.731%, 7/25/2051 (a)(g)(k)	5,443,785	4,022,641
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class B3, 2.731%, 7/25/2051 (a)(g)(k)	4,049,788	2,850,622
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class A2, 2.500%, 4/25/2052 (a)(g)	1,351,588	1,116,825
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B6, 2.733%, 4/25/2052 (a)(g)	2,030,944	444,102
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B2, 2.733%, 4/25/2052 (a)(g)(k)	4,720,498	3,565,741
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B5, 2.733%, 4/25/2052 (a)(g)	849,000	239,936
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B1, 2.733%, 4/25/2052 (a)(g)(k)	4,715,595	3,730,516
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B3, 2.733%, 4/25/2052 (a)(g)(k)	2,615,453	1,861,169
GS Mortgage-Backed Securities Trust, Series 2021-MM1, Class B4, 2.733%, 4/25/2052 (a)(g)	1,523,773	611,306
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B5, 2.863%, 4/25/2052 (a)(g)	1,606,000	506,732
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B6, 2.863%, 4/25/2052 (a)(g)	2,924,106	710,625
GS Mortgage-Backed Securities Trust, Series 2021-PJ11, Class B4, 2.863%, 4/25/2052 (a)(g)	1,300,000	541,601
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX1, 0.124%, 6/25/2052 (a)(g)(h)	265,473,818	1,453,204
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AX4, 0.125%, 6/25/2052 (a)(g)(h)	26,855,289	160,783
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class AIOS, 0.220%, 6/25/2052 (a)(g)(h)	205,612,046	2,209,507
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A15X, 0.222% (SOFR30A + 4.150%), 6/25/2052 (a)(b)(d)(h)	14,913,658	749,083
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class A14, 3.000%, 6/25/2052 (a)(c)(g)	59,557,500	47,581,440
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B2, 3.202%, 6/25/2052 (a)(c)(g)	10,579,908	7,880,899
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B6, 3.202%, 6/25/2052 (a)(g)	5,520,307	2,040,940
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B1, 3.202%, 6/25/2052 (a)(g)	6,490,843	5,368,245
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B3, 3.202%, 6/25/2052 (a)(g)(k)	4,327,878	3,052,137
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B4, 3.202%, 6/25/2052 (a)(g)	3,854,009	2,691,663
GS Mortgage-Backed Securities Trust, Series 2022-GR1, Class B5, 3.202%, 6/25/2052 (a)(g)	1,206,121	719,943
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B5, 3.249%, 6/25/2052 (a)(g)	775,469	430,072
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B6, 3.249%, 6/25/2052 (a)(g)	5,582,106	2,152,661
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B4, 3.249%, 6/25/2052 (a)(g)	4,963,390	3,106,472
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B1, 3.249%, 6/25/2052 (a)(c)(g)	12,254,163	9,465,838
GS Mortgage-Backed Securities Trust, Series 2022-LTV1, Class B2, 3.249%, 6/25/2052 (a)(g)(k)	4,809,078	3,571,928
GS Mortgage-Backed Securities Trust, Series 2023-CCM1, Class A1, 6.650%, 8/25/2053 (g)	4,905,273	5,012,232
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 5.520% (1 Month LIBOR USD + 0.500%), 12/25/2035 (b)	1,398,290	790,943
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 5.720% (1 Month LIBOR USD + 0.700%), 12/25/2035 (b)(k)	2,590,061	2,070,295
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 5.520% (1 Month LIBOR USD + 0.500%), 1/25/2036 (b)	1,799,914	850,751
GSAA Home Equity Trust, Series 2006-4, Class 4A3, 3.682%, 3/25/2036 (g)(k)	5,345,363	3,302,932
GSAA Home Equity Trust, Series 2006-8, Class 2A2, 5.380% (1 Month LIBOR USD + 0.360%), 5/25/2036 (b)	3,707,788	816,451
GSAA Home Equity Trust, Series 2006-16, Class A2, 5.360% (1 Month LIBOR USD + 0.340%), 10/27/2036 (b)	1,440,784	627,718
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (g)(k)	6,256,705	1,945,278
GSAA Home Equity Trust, Series 2006-18, Class AF5A, 6.502%, 11/25/2036 (o)	2,065,518	844,972
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 5.380% (1 Month LIBOR USD + 0.360%), 1/25/2037 (b)(k)	10,367,407	4,031,356
GSAA Home Equity Trust, Series 2006-20, Class A4A, 5.480% (1 Month LIBOR USD + 0.460%), 1/25/2037 (b)	2,428,337	1,131,979
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 5.360% (1 Month LIBOR USD + 0.340%), 2/25/2037 (b)	1,797,962	691,795
GSAA Home Equity Trust, Series 2007-2, Class AV1, 5.100% (1 Month LIBOR USD + 0.080%), 3/25/2037 (b)(d)	3,378,260	695,405
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 6.483%, 3/25/2037 (o)	2,074,972	899,814
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 5.260% (1 Month LIBOR USD + 0.240%), 5/25/2037 (b)(k)	2,074,668	1,744,281
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (k)(o)	4,622,635	2,470,322
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,368,299	1,250,715
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 5.061% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	2,658,781	2,339,749
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 5.061% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,750,324
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 5.061% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)(k)	5,707,000	4,438,191
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 5.061% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)(k)	5,709,149	3,966,563
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.407%, 5/25/2035 (g)	609,207	521,554
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 4.602%, 5/25/2035 (g)	965,249	872,896
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 5.350% (1 Month LIBOR USD + 0.330%), 7/25/2035 (b)	1,825,420	1,512,512
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 5.520% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	552,904	418,671
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.819%, 10/25/2035 (g)	858,079	610,815
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	291,389	172,119
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	898,834	492,591
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.530%, 3/25/2037 (g)(k)	5,127,149	3,795,438
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	281,836	164,331
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037 (k)	6,124,790	3,775,162
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 5.320% (1 Month LIBOR USD + 0.300%), 4/25/2037 (b)(d)	4,588,259	1,048,642
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (d)(g)(h)	1,633,439	12,153
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 5.731% (1 Month LIBOR USD + 0.780%), 12/19/2034 (b)(k)	1,948,743	1,417,888
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 0.330%, 1/19/2035 (d)(g)(h)	6,956,472	68,980
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 0.530%, 3/19/2035 (d)(g)(h)	5,767,839	215,550
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 0.031%, 6/19/2035 (d)(g)(h)	41,874,874	341,155
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.378%, 7/19/2035 (g)	791,977	554,536
HarborView Mortgage Loan Trust, Series 2005-8, Class 2XA1, 0.033%, 9/19/2035 (d)(g)(h)	22,479,853	1,236
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 4.965% (12 Month US Treasury Average + 1.500%), 9/19/2035 (b)	1,125,409	933,559
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 0.088%, 10/19/2035 (d)(g)(h)	8,434,712	50,912
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 0.079%, 11/19/2035 (d)(g)(h)	29,456,247	265
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 0.776%, 2/19/2036 (d)(g)(h)	14,320,520	156,910
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.251% (1 Month LIBOR USD + 0.300%), 2/19/2037 (b)(k)	15,551,663	11,906,509
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 5.141% (1 Month LIBOR USD + 0.190%), 8/19/2037 (b)	1,550,514	1,397,305
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 5.151% (1 Month LIBOR USD + 0.200%), 8/19/2037 (b)(k)	12,175,034	8,929,657
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 0.307%, 8/19/2045 (d)(g)(h)	8,719,998	38,560
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 5.465% (12 Month US Treasury Average + 2.000%), 10/20/2045 (b)(k)	2,949,617	2,551,837
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 5.493% (1 Month LIBOR USD + 0.540%), 10/20/2045 (b)(k)	2,561,462	1,876,301
HarborView Mortgage Loan Trust, Series 2006-4, Class 1A2A, 5.331% (1 Month LIBOR USD + 0.380%), 5/19/2046 (b)(k)	4,865,543	2,573,916
Home RE Ltd., Series 2019-1, Class M2, 8.270% (1 Month LIBOR USD + 3.250%), 5/25/2029 (a)(b)	20,083,000	20,360,668
Home RE Ltd., Series 2021-1, Class M1C, 7.320% (1 Month LIBOR USD + 2.300%), 7/25/2033 (a)(b)	9,182,587	9,095,949
Home RE Ltd., Series 2021-1, Class B1, 8.670% (1 Month LIBOR USD + 3.650%), 7/25/2033 (a)(b)	3,083,042	2,937,162
Home RE Ltd., Series 2021-2, Class M2, 8.065% (SOFR30A + 3.250%), 1/25/2034 (a)(b)	8,250,000	7,933,802
Home RE Ltd., Series 2022-1, Class M2, 11.565% (SOFR30A + 6.750%), 10/25/2034 (a)(b)	500,000	505,870
Home RE Ltd., Series 2022-1, Class B1, 13.815% (SOFR30A + 9.000%), 10/25/2034 (a)(b)	500,000	500,612
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 5.640% (1 Month LIBOR USD + 0.620%), 3/25/2035 (b)	589,464	417,546
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 3.618%, 4/25/2037 (g)(k)	3,462,702	3,199,955
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 4.082%, 1/25/2037 (g)	403,766	274,180
IMPAC CMB Trust, Series 2005-6, Class 1A1, 5.520% (1 Month LIBOR USD + 0.500%), 10/25/2035 (b)(k)	15,765,122	13,307,513
IMPAC CMB Trust, Series 2005-7, Class A2, 5.300% (1 Month LIBOR USD + 0.280%), 11/25/2035 (b)	1,289,744	1,000,495
IMPAC CMB Trust, Series 2005-7, Class A1, 5.540% (1 Month LIBOR USD + 0.520%), 11/25/2035 (b)(k)	11,581,378	9,641,150
IMPAC CMB Trust, Series 2005-8, Class 1M1, 5.650% (1 Month LIBOR USD + 0.630%), 2/25/2036 (b)	1,393,655	1,149,802
IMPAC Secured Assets Trust, Series 2005-2, Class A2D, 5.880% (1 Month LIBOR USD + 0.860%), 3/25/2036 (b)	510,905	407,035
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 5.360% (1 Month LIBOR USD + 0.340%), 8/25/2036 (b)(k)	3,979,990	3,186,981
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 5.580% (1 Month LIBOR USD + 0.560%), 8/25/2036 (b)(k)	4,068,658	2,616,534
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 5.400% (1 Month LIBOR USD + 0.380%), 1/25/2037 (b)(k)	6,034,890	4,723,828
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 5.540% (1 Month LIBOR USD + 0.520%), 1/25/2037 (b)(k)	18,112,471	14,248,809
IMPAC Secured Assets Trust, Series 2007-1, Class A3, 5.500% (1 Month LIBOR USD + 0.480%), 3/25/2037 (b)(k)	4,046,937	2,828,420
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 5.780% (1 Month LIBOR USD + 0.760%), 5/25/2037 (b)(k)	11,747,799	8,725,372
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 3.989%, 6/25/2034 (d)(g)(h)(k)	6,764,557	6,483,233
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class AX2, 0.543%, 12/25/2034 (d)(g)(h)	1,998,971	1,897
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 5.880% (1 Month LIBOR USD + 0.860%), 1/25/2035 (b)	855	1,472
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 0.648%, 2/25/2035 (d)(g)(h)	10,835,795	6,241
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 0.733%, 3/25/2035 (d)(g)(h)	13,337,938	239,389
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 5.500% (1 Month LIBOR USD + 0.480%), 4/25/2035 (b)(k)	2,063,020	1,764,346
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 0.036%, 5/25/2035 (d)(g)(h)	18,050,858	156,790
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.228%, 5/25/2035 (g)	992,512	879,575
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 5.480% (1 Month LIBOR USD + 0.460%), 5/25/2035 (b)(k)	2,259,466	1,999,646
IndyMac Index Mortgage Loan Trust, Series 2005-AR10, Class AX, 0.897%, 6/25/2035 (d)(g)(h)	28,426,524	182,811
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.758%, 6/25/2035 (g)	809,916	733,272
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 0.197%, 7/25/2035 (d)(g)(h)	44,048,503	86,952
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 0.011%, 8/25/2035 (d)(g)(h)	20,855,856	254,149
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.511%, 8/25/2035 (g)	2,082,163	936,582
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 3.290%, 10/25/2035 (g)(k)	4,588,072	4,031,979
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.155%, 9/25/2036 (g)(k)	4,307,123	3,666,912
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 2.827%, 3/25/2037 (g)	913,118	739,921
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.401%, 6/25/2037 (g)(k)	3,499,832	2,478,872
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 3.612%, 6/25/2037 (g)	384,595	262,587
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.067%, 7/25/2037 (g)(k)	3,408,016	2,576,109
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 0.001%, 7/25/2045 (d)(g)(h)	13,581,458	30,368
JP Morgan Alternative Loan Trust, Series 2006-A7, Class 1A4, 5.480% (1 Month LIBOR USD + 0.460%), 12/25/2036 (b)	1,144,341	1,002,554
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 5.380% (1 Month LIBOR USD + 0.360%), 6/25/2037 (b)(k)	22,410,129	12,048,582
JP Morgan Chase Bank, Series 2019-CL1, Class M2, 6.720% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(b)	3,971,863	3,728,165
JP Morgan Chase Bank, Series 2019-CL1, Class M4, 7.620% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(b)	1,470,507	1,350,677
JP Morgan Chase Bank, Series 2021-CL1, Class M5, 8.465% (SOFR30A + 3.650%), 3/27/2051 (a)(b)	444,110	381,112
JP Morgan Chase Bank, Series 2021-CL1, Class B, 11.715% (SOFR30A + 6.900%), 3/27/2051 (a)(b)	1,151,000	1,040,801
JP Morgan Chase Bank, Series 2020-CL1, Class M2, 7.520% (1 Month LIBOR USD + 2.500%), 10/25/2057 (a)(b)	3,567,163	3,550,198
JP Morgan Chase Bank, Series 2020-CL1, Class M4, 9.370% (1 Month LIBOR USD + 4.350%), 10/25/2057 (a)(b)	1,140,559	1,145,180
JP Morgan Chase Bank, Series 2020-CL1, Class M5, 10.620% (1 Month LIBOR USD + 5.600%), 10/25/2057 (a)(b)	2,190,623	2,193,513
JP Morgan Chase Bank, Series 2020-CL1, Class B, 15.020% (1 Month LIBOR USD + 10.000%), 10/25/2057 (a)(b)(c)	6,750,000	6,753,294
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.014%, 8/25/2035 (g)	4,581	3,521
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 3.709%, 10/25/2035 (g)(k)	5,810,235	4,775,432
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.927%, 11/25/2035 (g)	1,496,571	1,167,354
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,155,779	955,685
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.627%, 10/25/2036 (g)	1,646,227	1,415,539
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.851%, 10/25/2036 (g)	513,256	353,964
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.985%, 10/25/2036 (g)	547,050	418,567
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.866%, 1/25/2037 (g)	1,070,416	980,117
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.484%, 6/25/2037 (g)	1,352,391	1,026,289
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.613%, 6/25/2048 (a)(g)(k)	2,630,842	2,368,692
JP Morgan Mortgage Trust, Series 2019-1, Class B6, 3.307%, 5/25/2049 (a)(g)	3,555,310	2,556,325
JP Morgan Mortgage Trust, Series 2019-1, Class B5, 4.505%, 5/25/2049 (a)(g)	1,701,452	1,330,587
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B6, 4.335%, 6/25/2049 (a)(g)	2,823,096	1,968,102
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B4, 4.622%, 6/25/2049 (a)(g)	5,294,039	4,514,333
JP Morgan Mortgage Trust, Series 2019-LTV1, Class B5, 4.622%, 6/25/2049 (a)(g)	1,955,387	1,640,204
JP Morgan Mortgage Trust, Series 2019-6, Class B5, 4.234%, 12/25/2049 (a)(g)	1,871,279	1,252,148
JP Morgan Mortgage Trust, Series 2019-7, Class AX1, 0.020%, 2/25/2050 (a)(g)(h)	23,223,954	9,661
JP Morgan Mortgage Trust, Series 2019-7, Class B6, 1.832%, 2/25/2050 (a)(g)	1,418,546	748,679
JP Morgan Mortgage Trust, Series 2019-7, Class B5, 4.020%, 2/25/2050 (a)(g)	1,199,000	794,188
JP Morgan Mortgage Trust, Series 2019-7, Class B4, 4.020%, 2/25/2050 (a)(g)	2,935,230	2,171,724
JP Morgan Mortgage Trust, Series 2019-8, Class AX1, 0.166%, 3/25/2050 (a)(d)(g)(h)	55,405,245	303,676
JP Morgan Mortgage Trust, Series 2019-8, Class B6, 4.073%, 3/25/2050 (a)(g)	2,555,114	1,489,006
JP Morgan Mortgage Trust, Series 2019-8, Class B5, 4.166%, 3/25/2050 (a)(g)	1,834,999	1,248,297
JP Morgan Mortgage Trust, Series 2019-LTV3, Class B5, 4.393%, 3/25/2050 (a)(g)	1,809,619	1,506,175
JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.758%, 5/25/2050 (a)(g)	4,889,291	2,733,920
JP Morgan Mortgage Trust, Series 2019-9, Class B5, 3.810%, 5/25/2050 (a)(g)	2,547,208	1,974,405
JP Morgan Mortgage Trust, Series 2019-9, Class B4, 3.810%, 5/25/2050 (a)(g)	2,865,142	2,283,856
JP Morgan Mortgage Trust, Series 2020-1, Class B6, 3.588%, 6/25/2050 (a)(g)	3,514,424	2,120,674
JP Morgan Mortgage Trust, Series 2020-1, Class B5, 3.831%, 6/25/2050 (a)(g)	2,175,962	1,569,558
JP Morgan Mortgage Trust, Series 2020-1, Class B4, 3.831%, 6/25/2050 (a)(g)	3,925,235	2,987,265
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B6, 4.126%, 6/25/2050 (a)(g)	9,301,443	7,258,167
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B5, 4.283%, 6/25/2050 (a)(g)	2,845,332	2,428,149
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.827%, 7/25/2050 (a)(g)	292,247	228,510
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.846%, 8/25/2050 (a)(g)	209,776	164,459
JP Morgan Mortgage Trust, Series 2020-3, Class B5, 3.846%, 8/25/2050 (a)(g)	1,665,152	1,299,851
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B6, 3.953%, 11/25/2050 (a)(g)	8,470,016	5,838,585
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B5, 4.025%, 11/25/2050 (a)(g)	3,096,829	2,573,462
JP Morgan Mortgage Trust, Series 2020-LTV2, Class B4, 4.025%, 11/25/2050 (a)(g)	7,548,640	6,181,951
JP Morgan Mortgage Trust, Series 2020-5, Class B6, 3.582%, 12/25/2050 (a)(d)(g)	4,062,829	2,374,488
JP Morgan Mortgage Trust, Series 2020-5, Class B4, 3.582%, 12/25/2050 (a)(g)	3,523,329	2,666,515
JP Morgan Mortgage Trust, Series 2020-5, Class B5, 3.582%, 12/25/2050 (a)(g)	1,760,725	1,302,825
JP Morgan Mortgage Trust, Series 2020-9, Class B6, 2.836%, 5/25/2051 (a)(g)	1,075,745	437,347
JP Morgan Mortgage Trust, Series 2021-3, Class B6, 2.943%, 7/25/2051 (a)(d)(g)	3,146,493	833,613
JP Morgan Mortgage Trust, Series 2021-3, Class B5, 2.967%, 7/25/2051 (a)(g)	2,516,138	987,254
JP Morgan Mortgage Trust, Series 2021-3, Class B4, 2.967%, 7/25/2051 (a)(g)	2,089,335	1,341,213
JP Morgan Mortgage Trust, Series 2021-6, Class B6, 2.785%, 10/25/2051 (a)(g)	4,624,991	1,111,954
JP Morgan Mortgage Trust, Series 2021-6, Class B5, 2.863%, 10/25/2051 (a)(g)	2,983,855	1,634,947
JP Morgan Mortgage Trust, Series 2021-6, Class B4, 2.863%, 10/25/2051 (a)(g)	3,729,581	2,335,340
JP Morgan Mortgage Trust, Series 2021-7, Class B6, 2.801%, 11/25/2051 (a)(g)	2,822,635	679,061
JP Morgan Mortgage Trust, Series 2021-7, Class B4, 2.803%, 11/25/2051 (a)(g)	1,828,513	1,146,562
JP Morgan Mortgage Trust, Series 2021-7, Class B5, 2.803%, 11/25/2051 (a)(g)	1,828,513	732,480
JP Morgan Mortgage Trust, Series 2021-10, Class B5, 2.827%, 12/25/2051 (a)(g)	2,435,336	1,192,479
JP Morgan Mortgage Trust, Series 2021-10, Class B6, 2.827%, 12/25/2051 (a)(g)	3,959,004	1,087,839
JP Morgan Mortgage Trust, Series 2021-8, Class B6, 2.848%, 12/25/2051 (a)(g)	3,172,877	761,548
JP Morgan Mortgage Trust, Series 2021-8, Class B4, 2.848%, 12/25/2051 (a)(g)	3,117,523	1,959,862
JP Morgan Mortgage Trust, Series 2021-8, Class B5, 2.848%, 12/25/2051 (a)(g)	2,226,392	988,925
JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.500%, 4/25/2052 (a)(g)	1,256,504	1,032,276
JP Morgan Mortgage Trust, Series 2021-15, Class B6, 3.054%, 6/25/2052 (a)(g)	8,227,053	2,515,421
JP Morgan Mortgage Trust, Series 2021-15, Class B4, 3.129%, 6/25/2052 (a)(g)	5,190,073	3,204,289
JP Morgan Mortgage Trust, Series 2021-15, Class B3, 3.129%, 6/25/2052 (a)(c)(g)	8,921,015	6,378,392
JP Morgan Mortgage Trust, Series 2021-15, Class B5, 3.129%, 6/25/2052 (a)(g)	4,150,892	2,279,064
JP Morgan Mortgage Trust, Series 2022-1, Class B6, 2.384%, 7/25/2052 (a)(g)	5,970,752	1,582,112
JP Morgan Mortgage Trust, Series 2022-1, Class B4, 3.094%, 7/25/2052 (a)(c)(g)	14,099,226	9,288,542
JP Morgan Mortgage Trust, Series 2022-1, Class B5, 3.094%, 7/25/2052 (a)(g)	6,858,384	3,836,642
Lake Summit Mortgage Trust, 8.882%, 8/15/2049 (d)(g)	3,854,427	3,833,551
Lake Summit Mortgage Trust, 6.680%, 8/28/2049 (g)	144,465,207	140,636,446
Lake Summit Mortgage Trust, 7.850%, 6/25/2051 (g)	1,480,000	1,399,290
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (f)	17,368	12,137
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (f)	14,458	10,451
Lehman XS Trust, Series 2005-3, Class 3A3A, 4.891%, 9/25/2035 (o)	1,071,360	990,651
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (d)(h)	17,897,488	48,789
Lehman XS Trust, Series 2006-GP4, Class 3A4, 5.720% (1 Month LIBOR USD + 0.700%), 8/25/2046 (b)(k)	3,502,376	2,050,630
Luminent Mortgage Trust, Series 2006-1, Class X, 0.022%, 4/25/2036 (d)(g)(h)	26,112,407	315,072
Luminent Mortgage Trust, Series 2006-1, Class A1, 5.740% (1 Month LIBOR USD + 0.720%), 4/25/2036 (b)(k)	3,716,758	3,272,512
Luminent Mortgage Trust, Series 2006-3, Class 12X, 1.000%, 5/25/2036 (d)(h)	7,935,306	177,743
Luminent Mortgage Trust, Series 2006-5, Class X, 0.773%, 7/25/2036 (d)(g)(h)	27,248,738	46,187
Luminent Mortgage Trust, Series 2006-2, Class X, 0.057%, 2/25/2046 (d)(g)(h)	31,376,284	118,006
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 4.026%, 12/25/2034 (g)	5,158	3,972
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 4.040%, 3/25/2035 (g)	14,363	11,743
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.710%, 9/25/2035 (g)	1,332,162	1,240,057
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.784%, 1/25/2036 (g)	697,664	632,663
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 10/1/2033 (f)	2,913	896
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (f)	78,645	67,572
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 5.720% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	1,997,389	733,345
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047 (k)	9,655,769	4,947,915
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (f)	11,164	7,476
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (f)	403	310
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(g)	1,417,547	1,227,464
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B4, 3.735%, 3/25/2048 (a)(g)	1,799,000	1,498,515
Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class B5, 3.735%, 3/25/2048 (a)(g)	1,499,000	1,150,333
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B4, 2.644%, 4/25/2051 (a)(g)	1,090,978	657,918
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B5, 2.644%, 4/25/2051 (a)(g)	545,014	245,616
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B6, 2.644%, 4/25/2051 (a)(g)	1,514,186	347,236
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B5, 2.665%, 6/25/2051 (a)(g)	349,000	100,330
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B6, 2.665%, 6/25/2051 (a)(g)	1,209,493	280,421
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B4, 2.665%, 6/25/2051 (a)(g)	1,667,311	989,884
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B6, 2.902%, 7/25/2051 (a)(g)	1,137,709	285,882
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class B5, 2.902%, 7/25/2051 (a)(g)	488,000	149,259
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B6, 2.581%, 12/26/2051 (a)(d)(g)	3,938,828	1,467,351
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B5, 3.213%, 12/26/2051 (a)(g)	1,196,817	671,253
Mello Mortgage Capital Acceptance, Series 2021-INV4, Class B4, 3.213%, 12/26/2051 (a)(g)	3,078,917	1,895,440
Mello Warehouse Securitization Trust, Series 2021-3, Class F, 10.170% (1 Month LIBOR USD + 5.150%), 11/26/2055 (a)(b)(d)	18,750,000	16,870,012
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.671%, 4/25/2037 (g)	1,584,554	1,398,467
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 5.480% (1 Month LIBOR USD + 0.460%), 4/25/2029 (b)	638,314	469,887
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.085%, 5/25/2036 (g)	450,942	368,640
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2B, 5.320% (1 Month LIBOR USD + 0.300%), 9/25/2037 (b)(k)	5,399,987	3,272,678
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 5.340% (1 Month LIBOR USD + 0.320%), 9/25/2037 (b)(k)	4,732,917	2,866,397
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 5.480% (1 Month LIBOR USD + 0.460%), 9/25/2037 (b)(k)	9,915,353	5,070,127
MFA Trust, Series 2021-AEI2, Class B5, 3.287%, 10/25/2051 (a)(g)	2,039,897	1,151,942
MFA Trust, Series 2021-AEI2, Class B1, 3.287%, 10/25/2051 (a)(g)(k)	3,197,071	2,521,753
MFA Trust, Series 2021-AEI2, Class B6, 3.287%, 10/25/2051 (a)(g)	4,082,713	1,478,158
MFA Trust, Series 2021-AEI2, Class B2, 3.287%, 10/25/2051 (a)(g)(k)	5,864,702	4,461,948
MFA Trust, Series 2021-AEI2, Class B4, 3.287%, 10/25/2051 (a)(g)	2,826,269	1,746,886
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(g)	4,106,000	3,312,610
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(g)	4,500,000	3,514,621
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A1, 5.080% (1 Month LIBOR USD + 0.060%), 5/25/2037 (b)(k)	4,776,192	4,286,436
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A3, 5.200% (1 Month LIBOR USD + 0.180%), 5/25/2037 (b)(k)	13,871,830	12,361,701
Morgan Stanley ABS Capital Inc. Trust, Series 2007-HE6, Class A4, 5.270% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)(k)	1,997,544	1,755,819
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 5.320% (1 Month LIBOR USD + 0.300%), 3/25/2035 (b)	717,125	600,916
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.637%, 7/25/2035 (g)(k)	7,425,418	4,391,162
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 4.104%, 7/25/2035 (g)	736,712	651,889
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 3.750%, 11/25/2035 (g)	2,115,569	1,240,043
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 0.029%, 3/25/2036 (d)(g)(h)	14,865,747	1,218,129
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 4.009%, 3/25/2036 (g)(k)	2,653,979	1,921,354
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 4.009%, 3/25/2036 (g)(k)	5,221,521	3,796,229
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 5.270% (1 Month LIBOR USD + 0.250%), 3/25/2036 (b)	1,978,244	1,255,657
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 5.280% (1 Month LIBOR USD + 0.260%), 3/25/2036 (b)	1,195,323	757,638
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 0.406%, 4/25/2036 (d)(g)(h)	15,988,941	326,734
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 5.770% (1 Month LIBOR USD + 0.750%), 6/25/2036 (b)(d)	3,384,907	1,128,274
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 5.360% (1 Month LIBOR USD + 0.340%), 8/25/2036 (b)	1,932,102	642,994
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	2,315,553	1,125,954
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.731%, 8/25/2036 (d)(o)	2,659,364	919,861
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.924%, 8/25/2036 (d)(o)	3,313,942	1,143,022
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 5.550% (1 Month LIBOR USD + 0.530%), 4/25/2037 (b)(k)	17,050,431	5,503,964
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 5.560% (1 Month LIBOR USD + 0.540%), 4/25/2037 (b)(k)	17,050,431	5,372,829
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	2,564,507	1,302,380
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.052%, 11/25/2037 (g)(k)	5,467,251	3,702,138
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 6.358%, 1/25/2047 (o)	1,505,766	870,461
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 6.463%, 1/25/2047 (k)(o)	5,691,379	2,227,708
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.500%, 2/25/2047 (d)(o)	2,533,788	1,018,884
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 3.919%, 8/27/2047 (a)(g)	1,010,309	699,791
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B6, 2.951%, 3/25/2051 (a)(g)	1,124,310	290,608
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B5, 2.951%, 3/25/2051 (a)(g)	988,000	324,030
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B4, 2.951%, 3/25/2051 (a)(g)	804,632	376,017
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B6, 2.795%, 6/25/2051 (a)(g)	938,058	211,467
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B5, 2.823%, 6/25/2051 (a)(g)	781,000	233,140
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-3, Class B4, 2.823%, 6/25/2051 (a)(g)	1,093,000	433,592
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B6, 2.929%, 7/25/2051 (a)(g)	827,000	199,637
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B2, 2.932%, 7/25/2051 (a)(g)(k)	3,553,520	2,627,658
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B3, 2.932%, 7/25/2051 (a)(g)	2,105,189	1,394,723
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B5, 2.932%, 7/25/2051 (a)(g)	690,000	213,985
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B4, 2.932%, 7/25/2051 (a)(g)	1,240,000	519,948
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-4, Class B1, 2.932%, 7/25/2051 (a)(g)	7,500,391	5,983,970
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B5, 2.986%, 8/25/2051 (a)(g)	956,000	306,110
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B6, 2.986%, 8/25/2051 (a)(g)	1,196,715	292,176
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B2, 2.997%, 8/25/2051 (a)(g)(k)	6,209,423	4,636,626
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B3, 2.997%, 8/25/2051 (a)(g)	4,369,095	3,080,536
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class B4, 2.997%, 8/25/2051 (a)(g)	2,070,128	1,025,819
Mortgage Insurance-Linked Notes, Series 2020-1, Class M2A, 7.020% (1 Month LIBOR USD + 2.000%), 1/25/2030 (a)(b)	11,731,174	11,368,282
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 0.009%, 4/25/2036 (d)(g)(h)	8,534,947	79,349
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E2, 4.000%, 9/4/2039 (a)	2,554,000	2,082,148
New Residential Mortgage Loan Trust, Series 2019-1A, Class B6B, 3.157%, 9/25/2057 (a)(g)	5,881,027	4,917,345
New Residential Mortgage Loan Trust, Series 2019-6A, Class B5IA, 1.750%, 9/25/2059 (a)(d)(g)(h)	14,920,316	1,431,694
New Residential Mortgage Loan Trust, Series 2019-6A, Class B6, 4.433%, 9/25/2059 (a)(c)(g)	20,405,764	11,712,154
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (d)(g)	3,392,278	1,349,364
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 5.360% (1 Month LIBOR USD + 0.340%), 12/26/2036 (b)	112,436	77,093
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 4.546% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	727,558	709,949
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.985% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)(k)	4,150,221	3,131,275
Oaktown Re Ltd., Series 2019-1A, Class B1B, 9.370% (1 Month LIBOR USD + 4.350%), 7/25/2029 (a)(b)	1,620,000	1,631,546
OBX Trust, Series 2021-INV3, Class A3, 2.500%, 10/25/2051 (a)(g)	1,323,891	1,093,230
Oceanview Mortgage Trust, Series 2021-5, Class B5, 2.977%, 10/25/2051 (a)(g)	734,000	228,571
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.977%, 10/25/2051 (a)(g)	1,715,000	612,728
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (f)	12,860	9,312
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 5.570% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	1,608,598	1,104,545
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,239,014	1,033,887
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 5.680% (1 Month LIBOR USD + 0.660%), 5/26/2037 (b)	835,909	628,816
PRET LLC, Series 2022-NPL3, Class A2, 7.870%, 6/25/2052 (a)(o)	1,000,000	974,379
PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026 (a)(g)	582,453	553,619
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(o)	573,048	532,275
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(g)	6,167,000	4,939,878
Radnor RE Ltd., Series 2021-2, Class M2, 9.815% (SOFR30A + 5.000%), 11/25/2031 (a)(b)	3,214,672	3,169,528
Radnor RE Ltd., Series 2022-1, Class M1B, 11.565% (SOFR30A + 6.750%), 9/27/2032 (a)(b)	1,000,000	1,022,751
Radnor RE Ltd., Series 2021-1, Class M2, 7.965% (SOFR30A + 3.150%), 12/27/2033 (a)(b)	3,250,000	3,160,784
Rate Mortgage Trust, Series 2021-J1, Class B6, 2.717%, 7/25/2051 (a)(g)	737,919	166,973
Rate Mortgage Trust, Series 2021-J1, Class B5, 2.717%, 7/25/2051 (a)(g)	922,000	270,289
Rate Mortgage Trust, Series 2021-J1, Class B4, 2.717%, 7/25/2051 (a)(g)	1,291,000	510,841
Rate Mortgage Trust, Series 2021-HB1, Class B6, 2.707%, 12/25/2051 (a)(g)	1,340,138	306,025
Rate Mortgage Trust, Series 2021-HB1, Class B5, 2.707%, 12/25/2051 (a)(g)	575,000	168,049
Rate Mortgage Trust, Series 2021-HB1, Class B4, 2.707%, 12/25/2051 (a)(g)	2,589,512	1,384,783
Rate Mortgage Trust, Series 2022-J1, Class B4, 2.748%, 1/25/2052 (a)(g)	3,675,013	1,925,692
Rate Mortgage Trust, Series 2022-J1, Class B6, 2.748%, 1/25/2052 (a)(g)	1,112,723	269,187
Rate Mortgage Trust, Series 2022-J1, Class B5, 2.748%, 1/25/2052 (a)(g)	632,000	218,709
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(g)	1,529,736	1,342,980
RBSSP Resecuritization Trust, Series 2009-12, Class 19A2, 3.688%, 12/27/2035 (a)(g)(k)	7,515,166	6,679,615
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	1,337,214	1,204,461
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.388%, 7/25/2035 (g)	460,569	335,151
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 5.500% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	219,219	118,890
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	773,204	635,709
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (f)	212,481	110,051
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	443,034	387,743
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035 (k)	6,143,248	2,762,821
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035 (k)	5,193,394	4,878,269
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 5.500% (1 Month LIBOR USD + 0.700%), 11/25/2035 (b)	387,925	243,041
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (f)	340,855	201,633
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.678%, 12/25/2035 (g)(k)	3,745,384	3,402,936
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035 (k)	1,977,878	1,821,195
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 5.930% (1 Month LIBOR USD + 0.910%), 1/25/2036 (b)(k)	3,634,445	2,430,360
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036 (k)	2,774,513	2,345,895
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 6.020% (1 Month LIBOR USD + 1.000%), 2/25/2036 (b)	681,807	416,194
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (f)	515,732	279,468
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 5.420% (1 Month LIBOR USD + 0.400%), 3/25/2036 (b)	1,493,524	904,011
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 5.500% (1 Month LIBOR USD + 0.700%), 3/25/2036 (b)(k)	2,768,280	1,730,942
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	1,193,352	950,658
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (f)	30,808	18,195
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	1,237,467	1,084,236
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	866,130	743,668
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (f)	14,951	4,112
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (f)	36,602	21,474
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 5.380% (1 Month LIBOR USD + 0.360%), 7/25/2036 (b)(k)	6,063,453	2,736,903
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 5.380% (1 Month LIBOR USD + 0.360%), 7/25/2036 (b)	112,141	56,268
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 5.400% (1 Month LIBOR USD + 0.380%), 7/25/2036 (b)	654,701	501,847
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 5.400% (1 Month LIBOR USD + 0.380%), 7/25/2036 (b)	1,445,733	1,369,665
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A3, 5.460% (1 Month LIBOR USD + 0.440%), 7/25/2036 (b)	585,138	263,387
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 5.670% (1 Month LIBOR USD + 0.650%), 7/25/2036 (b)	1,004,677	585,721
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	1,444,919	1,291,881
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 5.390% (1 Month LIBOR USD + 0.370%), 8/25/2036 (b)(k)	5,116,186	4,074,745
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	1,304,089	1,141,460
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036 (k)	2,324,537	2,104,927
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	186,950	155,274
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036 (k)	2,315,935	2,059,823
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	244,028	202,914
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036 (k)	3,297,305	2,978,208
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (f)	80,352	48,246
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 5.380% (1 Month LIBOR USD + 0.360%), 9/25/2036 (b)	378,208	312,281
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 5.670% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)(k)	2,819,563	1,885,895
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	287,835	242,438
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036 (k)	2,907,059	2,292,207
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (f)	122,242	61,030
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,067,587	972,740
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (f)	104,377	49,836
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 5.320% (1 Month LIBOR USD + 0.300%), 11/25/2036 (b)	1,582,382	861,428
Residential Accredit Loans, Inc. Trust, Series 2006-QA9, Class A1, 5.380% (1 Month LIBOR USD + 0.360%), 11/25/2036 (b)	1,551,598	849,377
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (b)(k)	6,899,965	5,282,469
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	830,678	704,589
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A25, 6.500%, 11/25/2036 (k)	5,399,144	4,845,748
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	816,567	693,280
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 5.390% (1 Month LIBOR USD + 0.370%), 12/25/2036 (b)(k)	5,600,386	4,457,913
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 5.470% (1 Month LIBOR USD + 0.450%), 12/25/2036 (b)(k)	4,829,401	3,292,440
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036 (k)	4,405,505	3,878,576
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (f)	28,644	15,121
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (f)	802,970	416,299
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	1,575,797	1,394,057
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (f)	404,163	189,554
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 5.320% (1 Month LIBOR USD + 0.300%), 2/25/2037 (b)(k)	5,292,345	4,463,685
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (k)	10,321,526	8,251,420
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (f)	170,912	85,220
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (f)	187,126	92,120
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (d)(f)	545,174	28,960
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	174,752	127,297
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (f)	348,991	164,156
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 5.350% (1 Month LIBOR USD + 0.330%), 4/25/2037 (b)(k)	3,068,680	1,900,117
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 5.400% (1 Month LIBOR USD + 0.380%), 5/25/2037 (b)(k)	11,168,163	8,974,836
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 5.570% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	503,927	341,641
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,737,952	1,581,952
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 2A1, 6.750%, 6/25/2037 (k)	29,469,511	12,184,612
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (f)	923,409	403,851
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037 (k)	6,549,302	5,855,456
Residential Accredit Loans, Inc. Trust, Series 2005-QO5, Class X, 1.681%, 1/25/2046 (d)(g)(h)	23,031,856	1,443,153
Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class X3, 1.500%, 9/25/2046 (d)(h)	14,315,237	387,757
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 6.585% (12 Month US Treasury Average + 3.120%), 8/25/2047 (b)(k)	23,595,566	4,398,355
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 5.470% (1 Month LIBOR USD + 0.450%), 4/25/2035 (b)	2,804,575	1,457,356
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,113,804	822,777
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035 (k)	4,090,157	2,423,627
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (f)	535,596	315,610
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 5.470% (1 Month LIBOR USD + 0.450%), 10/25/2035 (b)	1,776,712	973,581
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	1,595,804	1,368,456
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 5.470% (1 Month LIBOR USD + 0.450%), 11/25/2035 (b)	918,888	397,982
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 5.500% (1 Month LIBOR USD + 0.500%), 11/25/2035 (b)(d)(k)	3,869,301	2,089,511
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	612,911	444,600
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 5.720% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	1,852,515	449,659
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036 (d)(k)	6,203,707	1,900,717
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036 (k)	10,190,221	3,312,403
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,612,044	541,000
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036 (d)(k)	10,259,864	3,501,661
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036 (d)	3,067,716	1,111,658
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037 (k)	2,156,030	1,696,670
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037 (k)	3,978,554	2,199,544
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (f)	25,142	16,889
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.603%, 2/25/2036 (g)	718,188	522,074
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (f)	114,200	82,574
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (f)	32,836	19,217
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	635,047	571,618
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	489,260	447,420
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	56,328	49,036
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036 (k)	4,160,166	3,754,184
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (f)	12,004	6,823
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	416,772	366,171
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	1,302,827	1,183,317
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (f)	191,742	123,129
Rocket Mortgage Trust, Series 2021-2, Class B5, 2.564%, 6/25/2051 (a)(g)	1,566,000	453,523
Rocket Mortgage Trust, Series 2021-2, Class B6, 2.564%, 6/25/2051 (a)(g)	870,254	189,231
Rocket Mortgage Trust, Series 2021-2, Class B4, 2.564%, 6/25/2051 (a)(g)	2,492,048	1,294,362
Rocket Mortgage Trust, Series 2021-4, Class B4, 3.009%, 9/25/2051 (a)(c)(g)	9,335,549	6,003,057
Rocket Mortgage Trust, Series 2021-4, Class B3, 3.009%, 9/25/2051 (a)(g)	7,469,018	5,310,016
Rocket Mortgage Trust, Series 2021-4, Class B6, 3.009%, 9/25/2051 (a)(g)	6,281,727	1,565,865
Rocket Mortgage Trust, Series 2021-4, Class B5, 3.009%, 9/25/2051 (a)(g)	7,949,274	3,870,565
Rocket Mortgage Trust, Series 2021-6, Class B6, 2.796%, 12/25/2051 (a)(g)	1,947,847	465,493
Rocket Mortgage Trust, Series 2021-6, Class B5, 2.796%, 12/25/2051 (a)(g)	1,948,000	608,132
Rocket Mortgage Trust, Series 2021-6, Class B4, 2.796%, 12/25/2051 (a)(g)	4,718,017	2,633,994
Rocket Mortgage Trust, Series 2022-1, Class B3, 2.756%, 1/25/2052 (a)(c)(g)	9,279,922	6,209,651
Rocket Mortgage Trust, Series 2022-1, Class B4, 2.756%, 1/25/2052 (a)(g)	5,197,193	3,092,538
Rocket Mortgage Trust, Series 2022-1, Class B5, 2.756%, 1/25/2052 (a)(g)	2,245,000	770,951
Rocket Mortgage Trust, Series 2022-1, Class B6, 2.756%, 1/25/2052 (a)(g)	2,227,019	549,840
Saluda Grade Alternative Mortgage Trust, Series 2021-MF1, Class A1, 2.805%, 11/25/2029 (a)(g)	14,000,000	13,245,064
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class C, 0.000%, 5/25/2050 (a)(d)(g)(h)	39,778,851	1,263,973
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class A1, 3.321%, 5/25/2050 (a)(g)	5,290,745	5,111,479
Saluda Grade Alternative Mortgage Trust, Series 2020-SEQ1, Class M1, 7.500%, 5/25/2050 (a)(g)	7,318,000	7,371,531
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class C, 0.000%, 10/25/2051 (a)(g)(h)	149,483	667,323
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M1, 4.250%, 10/25/2051 (a)(g)	1,449,524	1,721,495
Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class M2, 6.000%, 10/25/2051 (a)(g)	1,159,619	1,378,259
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class XS, 3.263%, 2/25/2052 (a)(d)(g)(h)	142,933,396	5,580,834
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class M1, 5.000%, 2/25/2052 (a)(g)	5,213,750	5,024,767
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B1, 5.500%, 2/25/2052 (a)(g)	3,153,250	2,943,338
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B2, 6.000%, 2/25/2052 (a)(g)	2,011,000	1,859,698
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class B3, 7.662%, 2/25/2052 (a)(g)	2,309,200	2,092,158
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class CERT, 5.530%, 5/25/2055 (a)	38,061,600	35,689,677
Sequoia Mortgage Trust, Series 2004-4, Class A, 5.931% (6 Month LIBOR USD + 0.520%), 5/20/2034 (b)	601,058	490,923
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 6.280% (6 Month LIBOR USD + 1.100%), 8/20/2034 (b)	28,686	20,601
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.074%, 3/20/2035 (d)(g)(h)	4,873,055	33,517
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.629%, 10/20/2046 (g)(k)	2,085,821	1,526,372
Sequoia Mortgage Trust, Series 2020-3, Class B4, 3.324%, 4/25/2050 (a)(g)	2,369,592	1,595,963
Sequoia Mortgage Trust, Series 2021-1, Class B4, 2.673%, 3/25/2051 (a)(g)	2,499,587	1,267,846
Sequoia Mortgage Trust, Series 2021-7, Class B4, 2.867%, 11/25/2051 (a)(g)	1,624,858	667,740
SG Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(c)(g)	8,589,808	6,975,457
Shellpoint Asset Funding Trust, Series 2013-1, Class B5, 3.859%, 7/25/2043 (a)(g)(k)	2,733,914	1,716,562
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.859%, 7/25/2043 (a)(g)	782,566	703,911
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.676%, 1/28/2050 (a)(g)	6,000,000	4,836,252
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(g)	1,158,500	897,585
Starwood Mortgage Residential Trust, Series 2021-5, Class A3, 2.436%, 9/25/2066 (a)(c)(g)	8,752,331	7,138,637
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 3.935%, 9/25/2035 (g)(k)	1,918,668	1,648,828
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.858%, 1/25/2036 (g)	303,065	239,304
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-5, Class 3A1, 3.771%, 6/25/2037 (g)(k)	3,347,497	2,684,264
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 6.348% (1 Month LIBOR USD + 1.500%), 9/25/2037 (b)	790,211	548,761
Structured Asset Mortgage Investments Trust, Series 2004-AR1, Class X, 0.000%, 3/19/2034 (d)(g)(h)	5,200,468	18,685
Structured Asset Mortgage Investments Trust, Series 2004-AR7, Class X, 0.029%, 4/19/2035 (d)(g)(h)	7,383,357	125,214
Structured Asset Mortgage Investments Trust, Series 2005-AR3, Class 1X, 0.010%, 7/25/2035 (d)(g)(h)	10,917,071	155,961
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 4X, 0.000%, 5/25/2036 (d)(g)(h)	35,762,215	1,295,915
Structured Asset Mortgage Investments Trust, Series 2006-AR5, Class 1X, 0.000%, 5/25/2036 (d)(g)(h)	10,981,639	436,696
Structured Asset Mortgage Investments Trust, Series 2006-AR8, Class X, 0.400%, 10/25/2036 (d)(h)	80,363,856	1,467,685
Structured Asset Mortgage Investments Trust, Series 2005-AR2, Class 1X, 0.009%, 5/25/2045 (d)(g)(h)	7,593,653	106,304
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 5.892%, 3/25/2033 (g)	13,744	12,905
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,155,725	1,230,329
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.434%, 1/25/2037 (a)(d)(g)(h)	23,709,817	1,212,994
Traingle Re Ltd., Series 2021-1, Class B1, 9.520% (1 Month LIBOR USD + 4.500%), 8/25/2033 (a)(b)	1,500,000	1,508,464
Traingle Re Ltd., Series 2021-3, Class M1B, 7.715% (SOFR30A + 2.900%), 2/25/2034 (a)(b)	8,400,000	8,158,584
Traingle Re Ltd., Series 2021-3, Class M2, 8.565% (SOFR30A + 3.750%), 2/25/2034 (a)(b)	2,200,000	2,085,717
Unison Trust, Series 2021-1, Class A, 4.500%, 4/25/2050 (a)(g)	8,953,616	8,124,189
Unlock Hea Trust, Series 2022-1, Class A, 7.000%, 9/25/2035 (a)(c)(o)	23,430,105	23,017,384
Unlock Hea Trust, Series 2022-1, Class B, 8.000%, 9/25/2035 (a)(o)	10,000,000	9,540,710
UWM Mortgage Trust, Series 2021-INV1, Class B6, 3.020%, 8/25/2051 (a)(d)(g)	3,419,523	1,075,943
UWM Mortgage Trust, Series 2021-INV1, Class B5, 3.161%, 8/25/2051 (a)(g)	1,622,599	926,329
UWM Mortgage Trust, Series 2021-INV1, Class B2, 3.161%, 8/25/2051 (a)(g)	7,394,732	5,622,023
UWM Mortgage Trust, Series 2021-INV1, Class B4, 3.161%, 8/25/2051 (a)(g)	2,164,429	1,359,058
UWM Mortgage Trust, Series 2021-INV2, Class B6, 2.736%, 9/25/2051 (a)(g)	4,397,579	1,725,228
UWM Mortgage Trust, Series 2021-INV2, Class B5, 3.250%, 9/25/2051 (a)(g)	2,127,290	1,198,970
UWM Mortgage Trust, Series 2021-INV2, Class B4, 3.250%, 9/25/2051 (a)(g)	2,899,883	1,815,924
UWM Mortgage Trust, Series 2021-INV2, Class B3, 3.250%, 9/25/2051 (a)(g)(k)	5,221,529	3,742,912
UWM Mortgage Trust, Series 2021-INV2, Class B2, 3.250%, 9/25/2051 (a)(c)(g)	8,894,972	6,745,546
UWM Mortgage Trust, Series 2021-INV3, Class B6, 3.163%, 11/25/2051 (a)(g)	10,037,311	4,028,946
UWM Mortgage Trust, Series 2021-INV3, Class B5, 3.240%, 11/25/2051 (a)(g)	4,416,533	2,471,576
UWM Mortgage Trust, Series 2021-INV3, Class B4, 3.240%, 11/25/2051 (a)(g)	6,022,192	3,729,537
UWM Mortgage Trust, Series 2021-INV3, Class B3, 3.240%, 11/25/2051 (a)(g)	8,430,681	6,013,250
Verus Securitization Trust, Series 2022-3, Class M1, 4.102%, 2/25/2067 (a)(g)	2,500,000	1,936,995
Verus Securitization Trust, Series 2022-7, Class M1, 5.408%, 7/25/2067 (a)(g)	750,000	662,193
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(o)	674,742	678,317
Verus Securitization Trust, Series 2023-INV1, Class M1, 7.653%, 2/25/2068 (a)(g)	2,300,000	2,308,910
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 5.180% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)(d)(k)	6,528,384	2,594,863
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 5.380% (1 Month LIBOR USD + 0.360%), 1/25/2037 (b)	2,102,546	1,059,971
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 3.682%, 6/25/2034 (g)	542,324	505,713
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 3.979%, 1/25/2036 (g)(k)	11,477,989	10,967,953
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.305%, 1/25/2037 (g)	314,873	243,400
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.244%, 6/25/2037 (g)(k)	1,859,779	1,681,365
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 0.002%, 7/25/2044 (d)(g)(h)	8,930,419	141,011
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class X, 0.196%, 4/25/2045 (d)(g)(h)	16,365,705	339,457
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1XPP, 0.166%, 5/25/2047 (d)(g)(h)	70,660,228	33,210
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 1XPP, 0.126%, 6/25/2047 (d)(g)(h)	61,944,024	2,168
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (f)	237	169
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-5, Class CB11, 6.000% (1 Month LIBOR USD + 1.400%), 7/25/2035 (b)(k)	3,333,395	2,925,648
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 5.540% (1 Month LIBOR USD + 0.520%), 12/25/2035 (b)(k)	2,780,303	1,852,610
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A7, 5.750%, 1/25/2036 (k)	6,129,096	5,494,029
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-5, Class 2CB2, 5.620% (1 Month LIBOR USD + 0.600%), 7/25/2036 (b)	501,754	300,236
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.034%, 10/25/2046 (d)(g)(h)	12,189,500	255,114
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA4, Class XPPP, 0.000%, 4/25/2047 (d)(g)(h)	21,365,046	85,460
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, 5.340% (1 Month LIBOR USD + 0.320%), 3/25/2037 (b)(k)	3,087,565	1,990,195
Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1, 6.000%, 6/25/2037	842,484	770,076
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	1,710,393	1,463,294
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037 (d)	1,559,159	1,333,909
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 4.059%, 8/25/2036 (g)	142,765	105,410
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 4.495%, 10/25/2036 (g)	376,580	263,906
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (f)	16,561	10,721
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class B4, 3.729%, 7/25/2049 (a)(g)	1,627,000	1,212,393
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B4, 3.514%, 9/25/2049 (a)(g)	2,124,000	1,470,594
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B6, 2.711%, 12/25/2050 (a)(g)	1,542,691	366,067
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B4, 2.711%, 12/25/2050 (a)(g)	1,818,000	734,988
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class B5, 2.711%, 12/25/2050 (a)(g)	1,011,000	307,096
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B6, 2.807%, 8/25/2051 (a)(g)	1,852,327	478,341
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B4, 2.976%, 8/25/2051 (a)(g)	1,569,920	1,051,300
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B2, 2.976%, 8/25/2051 (a)(g)(k)	4,711,698	3,623,103
Wells Fargo Mortgage Backed Securities Trust, Series 2022-1, Class B5, 2.976%, 8/25/2051 (a)(g)	1,158,000	457,523
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 3.483%, 9/27/2035 (a)(g)	3,920,675	3,275,395
Western Mortgage Reference Notes, Series 2021-CL2, Class M4, 10.165% (SOFR30A + 5.350%), 7/25/2059 (a)(b)	13,364,579	12,976,258
Western Mortgage Reference Notes, Series 2021-CL2, Class M5, 11.315% (SOFR30A + 6.500%), 7/25/2059 (a)(b)	7,806,497	7,589,172
Western Mortgage Reference Notes, Series 2021-CL2, Class B, 13.315% (SOFR30A + 8.500%), 7/25/2059 (a)(b)	6,600,000	6,216,118
WinWater Mortgage Loan Trust, Series 2014-1, Class B5, 3.918%, 6/20/2044 (a)(g)(k)	2,370,000	1,831,737
WinWater Mortgage Loan Trust, Series 2014-2, Class B5, 4.085%, 9/20/2044 (a)(g)	1,938,000	1,357,616
WinWater Mortgage Loan Trust, Series 2015-A, Class B5, 3.837%, 6/20/2045 (a)(g)	3,901,122	2,012,718
ZeroDown LLC, Series 2021-SFR1, Class A, 3.861%, 9/25/2024 (a)(g)	12,199,512	11,865,221
ZeroDown LLC, Series 2021-SFR1, Class B, 7.677%, 9/25/2024 (a)	3,253,168	3,095,692
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $2,654,867,761)		$2,119,423,188

Residential Mortgage-Backed Securities - U.S. Government Agency ― 12.84%
Federal National Mortgage Association, 4.500%, 8/1/2052	3,441,067	3,364,696
Government National Mortgage Association, 4.500%, 5/15/2041	30,000,000	29,420,910
Government National Mortgage Association, 5.000%, 5/15/2041	169,750,000	168,893,611
Government National Mortgage Association, 4.500%, 8/20/2052	4,890,201	4,795,806
Government National Mortgage Association, 5.000%, 8/20/2052	24,413,747	24,298,197
Government National Mortgage Association, 4.500%, 11/20/2052	24,701,280	24,224,471
Government National Mortgage Association, 5.500%, 11/20/2052	10,532,976	10,598,744
Government National Mortgage Association, 6.000%, 11/20/2052	9,880,160	10,038,331
Government National Mortgage Association, 5.500%, 12/20/2052	10,787,056	10,854,410
Government National Mortgage Association, 5.500%, 5/15/2053	90,000,000	90,561,960
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $376,855,800)		$377,051,136

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 0.75%
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 7.120% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(b)	434,378	435,465
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1, 7.365% (SOFR30A + 2.550%), 7/25/2042 (a)(b)	712,313	722,118
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B2, 12.315% (SOFR30A + 7.500%), 10/25/2041 (a)(b)	5,100,000	4,822,688
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class B1, 8.215% (SOFR30A + 3.400%), 1/27/2042 (a)(b)	2,000,000	1,885,000
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.511%, 11/25/2048 (a)(c)(g)	22,337,822	14,099,231
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $30,177,977)		$21,964,502

Whole Loans ― 0.22%
Agency High Balance Residential Mortgages, 5.125%, 05/24/2048	484,702	469,362
Agency High Balance Residential Mortgages, 4.000% to 4.500%, 04/26/2037 to 08/24/2037 (d)	1,900,823	1,663,372
Savannah Grand, 9.668%, 08/06/2023	4,350,000	4,344,893
TOTAL WHOLE LOANS (Cost ― $6,681,046)		$6,477,627

Warrants ― 0.00% (q)
Financial ― 0.00%	Shares
Kingstone Cos, Inc. (a)(d)	90,000	45,000
TOTAL WARRANTS (Cost ― $0)		$45,000

Short-Term Investments ― 4.16%	Principal
U.S. Treasury Bills ― 3.21%	Amount
3.563%, 5/11/2023 (r)	$25,000,000	24,967,830
4.407%, 6/13/2023 (r)	25,000,000	24,859,226
4.673%, 7/13/2023 (r)	25,000,000	24,753,371
4.871%, 8/24/2023 (r)	20,000,000	19,680,705
		94,261,132
Money Market Funds ― 0.95%	Shares
First American Government Obligations Fund, Class U, 4.746% (s)	27,857,894	27,857,894
TOTAL SHORT-TERM INVESTMENTS (Cost ― $122,162,210)		$122,119,026
TOTAL INVESTMENTS ― 118.95% (Cost ― $4,173,340,205)		$3,491,831,737
Liabilities in Excess of Other Assets ― (18.95%)		(556,313,195)
NET ASSETS ― 100.00%		$2,935,518,542

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFR1M:	1 Month Term Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2023, the value of these securities amounted to $1,895,298,258 or 64.56% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2023.

(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2023, the value of securities pledged amounted to $271,517,376.
(d)	Illiquid security. At April 30, 2023, the value of these securities amounted to $176,359,353 or 6.01% of net assets.
(e)	Security issued on a when-issued basis. On April 30, 2023, the total value of investments purchased on a when-issued basis was $3,447,292 or 0.12% of net assets.
(f)	Principal only security.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2023.
(h)	Interest only security.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2023, the value of securities pledged amounted to $3,427,045 or 0.12% of net assets.

(j)
As of April 30, 2023, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940.
The value of these securities amounted to $1,372,201 or 0.05% of net assets. Value determined using significant unobservable inputs.

(k)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2023, the value of securities pledged amounted to $720,117,430.
(l)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(m)	Security identified as in default as to the payment of interest. Income is not being accrued.
(n)	Auction rate security. Rate disclosed is the rate in effect as of April 30, 2023.
(o)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2023.
(p)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(q)	Less than 0.005%.
(r)	Rate disclosed is the effective yield as of April 30, 2023.
(s)	Rate disclosed is the seven day yield as of April 30, 2023.

Consolidated Schedule of Open Futures Contracts

Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Future	June 2023	(451)	($51,956,609)	($1,227,376)
10 Year ERIS Aged Standard Swap Future	December 2030	(600)	(49,652,160)	7,855,740
10 Year ERIS Aged Standard Swap Future	March 2032	(559)	(48,035,597)	5,822,096
10 Year ERIS SOFR Aged Standard Swap Future	September 2032	(1,067)	(95,511,545)	3,160,881
Total				$15,611,341

Consolidated Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Barclays Capital, Inc.	6.480%	3/20/2023	6/20/2023	$93,708,899	$92,182,345
Barclays Capital, Inc.	6.480%	3/31/2023	6/20/2023	1,367,844	1,348,188
Barclays Capital, Inc.	6.480%	4/13/2023	6/20/2023	6,563,139	6,456,222
Barclays Capital, Inc.	6.480%	4/21/2023	6/20/2023	13,388	13,245
					$100,000,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Consolidated Schedule of Credit Default Swaps - Buy Protection

Reference Obligation	Implied Credit Spread at April 30, 2023 (a)	Pay (Receive) Fixed Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premium Received (Paid)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.HY	4.463%	5.000%	12/20/2027	Wells Fargo Securities, LLC	$50,000,000	($1,271,844)	$611,857	($1,883,701)

(a)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occured for the referenced entity or obligation.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$385,396,348	$–	$385,396,348
Collateralized Debt Obligations	–	2,867,032	–	2,867,032
Collateralized Loan Obligations	–	108,002,500	50,000	108,052,500
Commercial Mortgage-Backed Securities	–	78,277,290	–	78,277,290
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	20,493,722	–	20,493,722
Common Stocks	11,972,985	–	–	11,972,985
Corporate Obligations	–	105,173,454	1,312,200	106,485,654
Investment Companies - Affiliated Exchange Traded & Mutual Funds	124,262,526	–	–	124,262,526
Preferred Stocks	6,943,201	–	–	6,943,201
Residential Mortgage-Backed Securities	–	2,119,413,187	10,001	2,119,423,188
Residential Mortgage-Backed Securities - U.S. Government Agency	–	377,051,136	–	377,051,136
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	21,964,502	–	21,964,502
Whole Loans	–	6,477,627	–	6,477,627
Warrants	–	45,000	–	45,000
Short-Term Investments	27,857,894	94,261,132	–	122,119,026
Total	$171,036,606	$3,319,422,930	$1,372,201	$3,491,831,737
Other Financial Instruments
Assets
Futures Contracts*	$16,838,717	$–	$–	$16,838,717
Liabilities
Futures Contracts*	(1,227,376)	–	–	(1,227,376)
Swaps*	–	(1,883,701)	–	(1,883,701)
Reverse Repurchase Agreements	–	(100,000,000)	–	(100,000,000)
Total	$15,611,341	($101,883,701)	$–	($86,272,360)

*Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Investments.

See the Consolidated Schedule of Investments for further disaggregation of investment categories. For the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/23	Amortization/ Accretion/Paydowns	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/23
Collateralized Loan Obligations	$50,000	$–	$–	$–	$–	$–	$–	$–	$50,000
Corporate Obligations	$1,312,200	$–	$–	$–	$–	$–	$–	$–	$1,312,200
Residential Mortgage- Backed Securities	$10,001	($19,523)	$–	$19,523	$–	$–	$–	$–	$10,001

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at April 30, 2023, is $19,523.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/23	Valuation Techniques	Unobservable Input*	Range	Weighted Average Unobservable Input
Collateralized Loan Obligations	$50,000	Model Valuation	Projected cash contribution to equity	$1.00**	N/A
Corporate Obligations	$1,312,200	Model Valuation	Projected cash flow from liquidation	$9.72**	N/A
Residential Mortgage-Backed Securities	$10,001	Model Valuation	Discounted value of the call rights and underlying collateral of security	$0.10-$1.00	$1.00

*Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**Each input presents information for one security and reflects the value as of April 30, 2023.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities	$-	$-	$28,226,263	$-	$28,226,263
Residential Mortgage-Backed Securities	–	–	64,964,296	–	64,964,296
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	–	6,809,441	–	6,809,441
Total	$-	$-	$100,000,000	$-	$100,000,000

The average monthly notional value of long and short futures contracts during the period ended April 30, 2023, was $30,817,134 and ($353,048,894), respectively. The average monthly notional value of long swap contracts during the period ended April 30, 2023, was $25,000,000.

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Fund had the following investments in affiliates during the period ended April 30, 2023:

Security Name	Value as of January 31, 2023	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of April 30, 2023	Share Balance	Dividend Income
Financials Income Impact Fund	$41,799,908	$–	$–	$–	($1,801,720)	$39,998,188	5,147,772	$491,193
High Yield Opportunities Fund	35,297,429	–	–	–	(66,725)	35,230,704	3,336,241	474,136
Income ETF	9,806,280	10,162	–	–	(62,518)	9,753,924	481,200	164,147
Total Return Bond Fund	34,710,309	–	–	–	(278,958)	34,431,351	3,985,110	372,652
UltraShort Income ETF	4,849,663	–	–	–	(1,304)	4,848,359	95,900	67,781
Total	$126,463,589	$10,162	$–	$–	($2,211,225)	$124,262,526	13,046,223	$1,569,909